DoubleLine Core Fixed Income Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $

Asset Backed Obligations - 4.1%
3,310,811	AASET Ltd., Series 2021-2A-B	3.54	% (a)	01/15/2047	2,375,673
5,110,205	Business Jet Securities LLC, Series 2020-1A-A	2.98	% (a)	11/15/2035	4,660,768
5,000,000	CANON, Series 2021-0001	3.50	% (c)	11/05/2023	4,975,000
20,975,509	Carbon Level Mitigation Trust, Series 2021-5-CERT	0.61	% (a)	10/13/2051	16,257,152
2,895,796	Castlelake Aircraft Securitization Trust, Series 2016-1-A	4.45%		08/15/2041	2,603,851
4,858,129	Castlelake Aircraft Structured Trust, Series 2019-1A-A	3.97	% (a)	04/15/2039	4,106,795
9,285,606	Castlelake Aircraft Structured Trust, Series 2021-1A-A	3.47	% (a)	01/15/2046	7,801,599
3,000,000	Diamond Infrastructure Funding LLC, Series 2021-1A-C	3.48	% (a)	04/15/2049	2,335,515
7,000,000	Exeter Automobile Receivables Trust, Series 2021-1A-D	1.08%		11/16/2026	6,547,458
8,500,000	Exeter Automobile Receivables Trust, Series 2021-1A-E	2.21	% (a)	02/15/2028	7,756,097
1,502,678	HERO Funding Trust, Series 2016-1A-A	4.05	% (a)	09/20/2041	1,429,843
12,590,624	Horizon Aircraft Finance Ltd., Series 2019-2-A	3.43	% (a)	11/15/2039	9,714,573
14,379,363	ITE Rail Fund Levered LP, Series 2021-1A-A	2.25	% (a)	02/28/2051	12,090,478
14,000,000	LendingPoint Asset Securitization Trust, Series 2021-A-C	2.75	% (a)	12/15/2028	13,339,264
11,613,988	MACH 1 Cayman Ltd., Series 2019-1-A	3.47	% (a)	10/15/2039	9,418,967
1,074,399	Mosaic Solar Loan Trust, Series 2018-1A-A	4.01	% (a)	06/22/2043	992,954
1,548,185	Mosaic Solar Loan Trust, Series 2019-2A-B	3.28	% (a)	09/20/2040	1,331,747
7,500,000	Navient Private Education Loan Trust, Series 2018-A-B	3.68	% (a)	02/18/2042	7,092,119
5,047,202	NP SPE LLC, Series 2016-1A-A1	4.16	% (a)	04/20/2046	4,826,550
5,000,000	NP SPE LLC, Series 2019-1A-A2	3.24	% (a)	09/20/2049	4,433,237
11,813,214	Pagaya AI Debt Selection Trust, Series 2021-2-NOTE	3.00	% (a)	01/25/2029	11,008,289
3,877,031	Pioneer Aircraft Finance Ltd., Series 2019-1-A	3.97	% (a)	06/15/2044	3,082,980
19,400,000	Primrose Funding LLC, Series 2019-1A-A2	4.48	% (a)	07/30/2049	17,754,252
3,359,838	Sapphire Aviation Finance Ltd., Series 2020-1A-A	3.23	% (a)	03/15/2040	2,549,139
4,987,500	SEB Funding LLC, Series 2021-1A-A2	4.97	% (a)	01/30/2052	4,235,636
970,000	SERVPRO Master Issuer LLC, Series 2019-1A-A2	3.88	% (a)	10/25/2049	863,267
1,183,719	Shenton Aircraft Investment Ltd., Series 2015-1A-A	4.75	% (a)	10/15/2042	898,031
8,656,033	SoFi Alternative Consumer Loan Program, Series 2021-2-A	1.25	% (a)	08/15/2030	8,179,389
75,000	SoFi Alternative Consumer Loan Program, Series 2021-2-R1	0.00	% (a)(c)(g)	08/15/2030	1,821,039
7,069,043	SoFi Alternative Trust, Series 2021-1-PT1	9.72	% (a)(b)	05/25/2030	6,951,082
5,000,000	SoFi Professional Loan Program LLC, Series 2017-B-BFX	3.70	% (a)(b)	05/25/2040	4,765,441
2,000,000	SoFi Professional Loan Program LLC, Series 2017-C-C	4.21	% (a)	07/25/2040	1,722,351
1,962,750	START Ireland, Series 2019-1-A	4.09	% (a)	03/15/2044	1,688,471
2,685,287	Start Ltd., Series 2018-1-A	4.09	% (a)	05/15/2043	2,297,440
4,270,630	Sunnova Helios Issuer LLC, Series 2018-1A-A	4.87	% (a)	07/20/2048	3,782,868
5,049,427	Sunnova Helios Sol Issuer LLC, Series 2020-1A-A	3.35	% (a)	02/01/2055	4,207,776
4,577,263	Sunrun Atlas Issuer LLC, Series 2019-2-A	3.61	% (a)	02/01/2055	4,037,386
3,781,010	Upgrade Master Credit Pass-Thru Trust, Series 2021-ST3-A	2.50	% (a)	07/15/2027	3,675,188
1,899,726	Upgrade Master Pass-Thru Trust, Series 2021-PT3-A	15.57	% (a)(b)	07/15/2027	1,820,199
7,664,100	Upgrade Master Pass-Thru Trust, Series 2021-PT4-A	11.57	% (a)(b)	08/15/2027	7,291,303
3,347,743	Upstart Pass-Through Trust, Series 2021-ST2-A	2.50	% (a)	04/20/2027	3,131,546

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
681,687	Upstart Securitization Trust, Series 2020-2-A	2.31	% (a)	11/20/2030	659,636
17,250,000	Upstart Securitization Trust, Series 2021-2-C	3.61	% (a)	06/20/2031	15,195,006
889,422	Upstart Securitization Trust, Series 2021-3-A	0.83	% (a)	07/20/2031	871,183
6,000,000	Upstart Securitization Trust, Series 2021-3-C	3.28	% (a)	07/20/2031	5,168,990
12,450,000	Upstart Securitization Trust, Series 2021-4-B	1.84	% (a)	09/20/2031	11,195,254
15,550,000	Upstart Securitization Trust, Series 2021-4-C	3.19	% (a)	09/20/2031	12,525,321
4,500,000	US Auto Funding LLC, Series 2021-1A-C	2.20	% (a)	05/15/2026	4,274,469
8,000,000	Vantage Data Centers LLC, Series 2020-2A-A2	1.99	% (a)	09/15/2045	6,589,406
11,072,165	Vivint Solar Financing LLC, Series 2020-1A-A	2.21	% (a)	07/31/2051	8,504,491
10,941,715	WAVE LLC, Series 2019-1-A	3.60	% (a)	09/15/2044	8,290,373

Total Asset Backed Obligations (Cost $333,353,059)					293,126,842

Bank Loans - 3.9%
1,315,000	AAdvantage Loyalty IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	8.99%		04/20/2028	1,311,509
2,510,988	Access CIG LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	7.82%		02/27/2025	2,465,212
762,300	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	8.63%		02/16/2027	739,747
677,083	Acuris Finance, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	8.73%		02/16/2028	666,927
1,853,692	AI Aqua Merger Sub, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	7.97%		07/31/2028	1,750,581
845,750	Air Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	8.13%		08/11/2028	838,481
683,762	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	7.17%		04/22/2024	387,266
489,489	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	7.41%		10/08/2027	480,556
1,719,139	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%		05/09/2025	1,699,180
864,063	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.85%		11/05/2027	845,701
1,684,221	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	7.82%		05/12/2028	1,603,387
1,528,178	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	6.87%		06/13/2024	1,355,616
450,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	10.62%		06/16/2025	337,822
983,438	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%		08/17/2028	973,914
264,431	AMC Entertainment Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.27%		04/22/2026	144,583
	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan
906,661	(1 Month LIBOR USD + 4.00%)	8.38%		02/01/2027	888,904
301,898	(6 Month LIBOR USD + 4.00%)	8.17%		02/01/2027	295,985
	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan
252,048	(3 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	8.77%		02/15/2029	246,220
285,252	(6 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	7.56%		02/15/2029	278,655

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,111,400	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.14%		01/29/2027	1,057,814
925,350	American Tire Distributors, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 0.75% Floor)	10.61%		10/20/2028	851,322
689,866	American Trailer World Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	8.17%		03/03/2028	599,611
1,343,769	AmWINS Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	6.63%		02/22/2028	1,321,617
2,487,667	Applied Systems, Inc., Senior Secured First Lien Term Loan	8.83	% (d)	09/19/2026	2,479,582
1,260,000	Applied Systems, Inc., Senior Secured First Lien Term Loan	11.08	% (d)	09/19/2027	1,255,275
100	APX Group, Inc., Senior Secured First Lien Term Loan (Prime Rate + 2.25%, 0.50% Floor)	9.75%		07/10/2028	99
1,066,400	(6 Month LIBOR USD + 3.25%, 0.50% Floor)	6.73%		07/10/2028	1,056,904
939,852	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	7.98%		03/06/2025	769,344
134,237	Artera Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	8.23%		03/06/2025	110,411
2,082,965	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%		12/11/2028	1,974,619
351,328	Ascend Learning LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.75%, 0.50% Floor)	10.13%		12/10/2029	304,044
1,864,196	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%		02/12/2027	1,814,878
590,538	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	7.82%		02/12/2027	574,888
870,992	Astra Acquisition Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 0.50% Floor)	9.63%		10/25/2028	773,005
894,785	Astra Acquisition Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 8.88%, 0.75% Floor)	13.26%		10/25/2029	805,306
1,020,665	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%		12/23/2026	912,434
295,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	9.63%		01/31/2028	231,820
2,130,000	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 5.25%)	9.63%		01/19/2029	1,668,248
582,418	Atlas Purchaser, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.25%, 0.75% Floor)	8.68%		05/08/2028	412,424
40,362	Aveanna Healthcare LLC, Senior Secured First Lien (1 Month LIBOR USD + 3.75%, 0.50% Floor)	7.77%		07/17/2028	31,261
568,954	Aveanna Healthcare LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	8.14%		07/17/2028	440,655
635,000	Aveanna Healthcare LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.50% Floor)	11.39%		12/10/2029	381,000
765,000	Axalta Coating Systems US Holdings, Inc.	7.32	% (d)	12/20/2029	766,721
1,941,148	Bausch & Lomb Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	7.84%		05/10/2027	1,851,680
799,300	BCP Renaissance Parent LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 1.00% Floor)	7.82%		11/02/2026	793,162
208,425	BCPE Empire Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.63%, 0.50% Floor)	9.05%		06/11/2026	203,214
1,867,700	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%)	7.08%		06/16/2025	1,824,846

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,330,496	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.48%	06/05/2028	1,326,338
1,023,377	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	10/02/2025	982,211
142,200	Bright Bidco B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 8.00%, 1.00% Floor)	12.09%	10/29/2027	124,899
1,142,336	Brookfield WEC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.13%	08/01/2025	1,128,000
216,642	Brown Group Holding LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	6.88%	06/07/2028	213,062
813,400	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.57%	11/30/2027	780,360
976,864	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%	07/21/2025	975,697
212,850	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%	08/12/2026	210,496
604,500	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.75% Floor)	7.38%	06/30/2025	581,290
1,710,689	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.63%	10/18/2028	1,606,337
1,695,086	Castle US Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	01/29/2027	1,056,250
2,113,250	Castlelake Aviation LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	7.52%	10/22/2026	2,098,341
2,114,716	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.75%, 1.00% Floor)	7.81%	07/14/2026	1,906,882
885,000	Central Parent, Inc. (3 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.08%	07/06/2029	878,513
1,044,207	Charter Communications Operating LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.14%	02/01/2027	1,021,235
1,237,950	Charter Next Generation, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%	12/01/2027	1,204,779
1,451,625	CHG Healthcare Services, Inc, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%	09/29/2028	1,423,304
374,327	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	7.67%	11/22/2028	368,337
1,355,505	Clear Channel Outdoor Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	7.91%	08/21/2026	1,237,746
944,828	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	7.48%	09/18/2024	855,310
1,820,850	Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.18%, 0.50% Floor)	8.60%	04/13/2029	1,738,684
783,219	CMG Media Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	8.23%	12/17/2026	735,529
2,456,632	CNT Holdings Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	7.24%	11/08/2027	2,384,026
139,243	Columbus McKinnon Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	7.50%	05/15/2028	137,677
1,407,329	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	8.69%	04/16/2029	1,398,829
1,584,938	Conair Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	7.42%	05/17/2028	1,341,253

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
653,250	Connect US Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	7.89%	12/11/2026	647,057
1,001,938	Conservice Midco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	8.63%	05/13/2027	974,595
687,891	Constant Contact, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	7.91%	02/10/2028	609,644
799,136	Corelogic, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.94%	06/02/2028	669,529
1,890,713	Cornerstone Building Brands, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.50% Floor)	8.13%	10/16/2028	1,696,914
436,054	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%	03/17/2025	420,247
1,298,190	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	7.36%	05/01/2024	1,112,796
1,222,070	DCert Buyer, Inc., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.00%)	8.70%	10/16/2026	1,183,226
330,000	DCert Buyer, Inc., Senior Secured Second Lien Term Loan (6 Month Secured Overnight Financing Rate + 7.00%)	11.70%	02/19/2029	302,610
2,421,341	Deerfield Dakota Holding LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.07%	04/09/2027	2,267,368
1,450,000	Delta 2 Luxembourg Sarl, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%, 0.50% Floor)	7.57%	01/14/2030	1,451,088
275,000	Delta Topco, Inc., Senior Secured Second Lien Term Loan (3 Month Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	11.65%	12/01/2028	218,969
869,189	DexKo Global, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	8.59%	10/04/2028	782,148
1,560,992	DG Investment Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.75% Floor)	8.07%	03/31/2028	1,496,601
250,000	DG Investment Intermediate Holdings, Inc., Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 6.75%, 0.75% Floor)	11.07%	03/30/2029	222,083
2,504,700	Diamond (BC) B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 0.50% Floor)	7.16%	09/29/2028	2,424,863
708,901	Diamond Sports Group LLC, Senior Secured Second Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.57%	08/24/2026	90,977
1,405,434	DirectTV Financing LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	9.38%	08/02/2027	1,371,325
462,893	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.92%	04/06/2026	442,424
860,982	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%)	7.92%	04/06/2026	822,909
1,136,413	Echo Global Logistics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.57%	11/24/2028	1,071,069
910,792	Edgewater Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	12/12/2025	867,074
647,413	EG America LLC, Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.25%, 0.50% Floor)	8.98%	03/31/2026	608,164
803,549	EG Group Limited, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	8.73%	02/06/2025	760,865
869,005	Eisner Advisory Group LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	9.69%	07/28/2028	825,555
547,368	Element Materials Technology Group, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.93%	06/22/2029	536,194

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
252,632	Element Materials Technology Group, Inc. (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.93%		06/22/2029	247,474
711,974	Endurance International Group, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 0.75% Floor)	7.72%		02/10/2028	642,557
1,132,521	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	8.33%		03/31/2027	302,004
462,547	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	8.37%		03/31/2027	161,891
117,884	eResearchTechnology, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	8.88%		02/04/2027	104,364
478,938	Everi Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	6.88%		08/03/2028	475,745
1,005,977	EW Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.56%, 0.75% Floor)	6.95%		05/01/2026	991,264
811,777	Exgen Renewables LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 1.00% Floor)	7.24%		12/15/2027	805,267
1,344,838	Fertitta Entertainment LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	8.32%		01/29/2029	1,281,301
1,666,005	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%		03/31/2025	1,652,128
1,195,963	FINThrive Software Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	8.38%		12/18/2028	1,017,567
1,127,777	First Advantage Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.13%		01/29/2027	1,109,450
491,124	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	12.73	% (c)	06/30/2027	491,124
1,181,038	Freeport LNG Investments LLP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	7.74%		12/21/2028	1,125,759
1,682,930	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	8.93%		10/30/2026	1,641,699
902,738	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%)	8.53%		02/01/2029	871,142
334,163	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	7.82%		11/16/2029	332,388
940,039	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	8.94%		02/19/2026	939,451
639,184	GIP II Blue Holding LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.23%		09/29/2028	634,722
592,282	Global Medical Response, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	8.63%		03/14/2025	423,236
706,757	Global Medical Response, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	8.42%		10/02/2025	499,593
295,000	Go Daddy Operating Company LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.57%		11/09/2029	294,897
981,753	Gogo Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.16%		04/28/2028	974,596
610,301	Grab Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	8.89%		01/29/2026	604,198
2,047,681	Granite US Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	8.75%		09/30/2026	2,048,960
1,612,201	Great Outdoors Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%		03/06/2028	1,552,751

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
1,929,357	Greeneden US Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	8.38%	12/01/2027	1,856,610
381,600	Greystone Select Financial LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 0.75% Floor)	9.23%	06/16/2028	368,244
285,964	Grinding Media, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.77%	10/12/2028	267,377
455,173	(3 Month LIBOR USD + 4.00%, 0.75% Floor)	7.70%	10/12/2028	425,587
572,238	(6 Month LIBOR USD + 4.00%, 0.75% Floor)	7.70%	10/12/2028	535,042
468,162	Gulf Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.75%, 1.00% Floor)	10.97%	08/25/2026	443,192
265,999	(1 Month LIBOR USD + 6.75%, 1.00% Floor)	11.14%	08/25/2026	251,812
1,670,355	Heartland Dental LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.39%	04/30/2025	1,556,353
1,623,369	Helios Software Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	8.17%	03/13/2028	1,596,656
1,920,990	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	8.07%	05/23/2025	1,716,165
1,387,438	Hightower Holding LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.28%	04/21/2028	1,277,594
1,070,925	Horizon Therapeutics USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%, 0.50% Floor)	6.19%	03/15/2028	1,071,214
1,840,750	Hunter Douglas Holding B.V., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.50%, 0.50% Floor)	7.86%	02/26/2029	1,628,898
2,025,658	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	7.88%	07/01/2024	2,002,616
619,663	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.25%, 0.75% Floor)	10.63%	07/07/2025	589,300
634,231	ICON Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	7.00%	07/03/2028	633,125
999,768	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%	05/01/2026	919,476
1,851,013	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	7.19%	10/27/2028	1,820,471
1,806,523	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (6 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	7.44%	02/01/2029	1,747,811
1,639,713	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	8.42%	03/31/2028	1,559,482
1,006,723	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	01/02/2026	995,398
376,587	Ivanti Software, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	9.01%	12/01/2027	299,897
2,238,329	Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%	05/05/2028	2,222,068
1,584,938	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.08%	07/07/2028	1,087,006
1,961,594	Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%	03/24/2026	1,917,105
699,882	Kestrel Bidco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	7.35%	12/11/2026	642,033
940,500	KKR Apple Bidco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.13%	09/22/2028	929,111
1,647,640	Kronos Acquisition Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.48%	12/22/2026	1,571,807

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
770,250	LaserShip, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 0.75% Floor)	9.23%	05/08/2028	558,108
240,000	LaserShip, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.50%, 0.75% Floor)	12.23%	04/30/2029	146,400
696,262	LBM Acquisition LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	7.12%	12/17/2027	606,729
428,110	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	6.63%	03/24/2025	409,916
765,008	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.14%	08/31/2027	495,725
998,337	Lumen Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	6.63%	03/15/2027	949,932
1,398,637	Lummus Technology Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%	06/30/2027	1,342,692
1,541,525	Madison IAQ LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.99%	06/21/2028	1,438,058
359,040	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	6.96%	10/19/2027	352,981
875,821	Marriott Ownership Resorts, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.13%	08/29/2025	868,815
1,957,249	Mavis Tire Express Services Topco Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.00%, 0.75% Floor)	8.50%	05/04/2028	1,872,314
1,587,025	McAfee Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	7.97%	03/01/2029	1,481,599
1,094,150	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	8.63%	08/31/2026	938,661
2,679,750	Medline Borrower LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%	10/23/2028	2,551,403
482,003	Messer Industries GMBH, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	7.23%	03/02/2026	478,614
1,067,369	MIC Glen LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%	07/21/2028	1,018,003
540,788	Michaels Stores, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 0.75% Floor)	8.98%	04/14/2028	468,834
2,447,653	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.73%	10/01/2027	2,303,853
976,500	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	10.00%	06/21/2027	1,006,161
2,225,081	Minotaur Acquisition, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.75%)	9.17%	03/27/2026	2,133,296
1,346,400	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 0.50% Floor)	7.48%	10/20/2028	1,324,763
1,599,664	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%)	7.42%	05/14/2026	1,580,236
1,358,424	Mitchell International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.41%	10/16/2028	1,255,843
220,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.50%, 0.50% Floor)	11.23%	10/15/2029	183,838
1,440,450	Monogram Food Solutions LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	8.44%	08/28/2028	1,393,635
466,299	Nascar Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.88%	10/19/2026	465,825

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
518,806	NCR Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	6.92%		08/28/2026	505,187
804,524	NEP Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%		10/20/2025	697,591
1,079,100	Olympus Water US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.50% Floor)	8.50%		11/09/2028	1,038,785
1,864,279	OneDigital Borrower LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.49%		11/16/2027	1,766,404
2,322,429	Organon & Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	7.75%		06/02/2028	2,305,638
1,058,964	Oryx Midstream Services Permian Basin LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.92%		10/05/2028	1,048,125
384,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	6.92%		10/24/2025	373,202
2,433,796	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	8.23%		11/30/2027	2,314,284
1,687,694	Packers Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.54%		03/06/2028	1,485,180
1,097,453	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.16%		10/28/2027	973,309
706,895	Park River Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.75% Floor)	6.99%		12/28/2027	621,184
1,159,002	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%		03/31/2027	971,626
461,152	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.88%		05/29/2026	459,231
1,732,898	PECF USS Intermediate Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.50% Floor)	8.63%		12/15/2028	1,451,423
91,415	Pediatric Associates Holding Company LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%		12/29/2028	87,035
1,206,671	Pediatric Associates Holding Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%		12/29/2028	1,148,853
452,725	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.75%, 0.50% Floor)	7.17%		05/03/2029	448,983
2,453,131	Peraton Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%		02/01/2028	2,399,984
651,725	Perrigo Investments LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.50%, 0.50% Floor)	6.92%		04/20/2029	649,281
2,431,943	PetSmart, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%		02/11/2028	2,387,098
1,202,796	PetVet Care Centers LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	7.88%		02/14/2025	1,134,116
1,268,931	PG&E Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 0.50% Floor)	7.44%		06/23/2025	1,261,000
320,717	Phoenix Services International LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month Secured Overnight Financing Rate + 12.00%, 2.00% Floor or 10% PIK)	15.73%		03/28/2023	309,492
214,994	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 12.00%, 2.00% Floor or 10.00% PIK)	16.33%		03/28/2023	207,470
1,801,247	Phoenix Services International LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.67	%(f)	03/03/2025	194,760
489,041	Pike Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.39%		01/21/2028	483,119

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
900,000	Playa Hotels & Resorts B.V., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.58%	01/05/2029	879,003
723,188	PMHC, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.49%	04/23/2029	614,897
579,675	PointClickCare Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.75% Floor)	7.75%	12/29/2027	565,183
	Polar US Borrower LLC, Senior Secured First Lien Term Loan
418,534	(3 Month LIBOR USD + 4.75%)	8.69%	10/15/2025	340,268
481,039	(6 Month SOFR USD + 4.75%)	9.02%	10/15/2025	391,085
1,665,484	Polaris Newco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	8.73%	06/02/2028	1,523,917
433,400	PQ Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%, 0.50% Floor)	6.91%	06/09/2028	427,712
158,019	PRA Health Sciences, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%, 0.50% Floor)	7.00%	07/03/2028	157,743
661,586	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	9.13%	03/11/2026	644,861
1,576,250	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.75%)	8.19%	07/31/2026	1,536,253
	Pretium PKG Holdings, Inc., Senior Secured First Lien Term Loan
301,610	(3 Month LIBOR USD + 4.00%, 0.50% Floor)	8.73%	10/02/2028	241,935
911,140	(3 Month LIBOR USD + 4.00%, 0.50% Floor)	7.74%	10/02/2028	730,866
275,000	Pretium PKG Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.50% Floor)	11.48%	09/30/2029	171,533
1,640,201	Prometric Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	7.39%	01/29/2025	1,449,536
1,445,400	Proofpoint, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.98%	08/31/2028	1,393,402
1,616,495	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	7.88%	02/12/2027	1,345,732
540,913	QUIKRETE Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%	06/11/2028	537,405
1,273,639	Radiate Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.63%	09/25/2026	1,040,474
1,897,214	Radiology Partners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	8.64%	07/09/2025	1,601,372
548,353	Redstone Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%, 0.75% Floor)	9.11%	04/27/2028	382,279
1,227,585	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	8.16%	11/14/2025	1,160,221
2,021,257	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	7.63%	05/30/2025	1,932,322
640,000	Renaissance Holding Corporation, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%)	11.38%	05/29/2026	598,931
707,400	Rent-A-Center, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.69%	02/17/2028	683,525
110,237	Rentpath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 0.00%)	3.25%	04/25/2024	1,654
1,333,125	Restoration Hardware, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 0.50% Floor)	6.88%	10/20/2028	1,230,141
875,600	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.42%	04/16/2029	865,907

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
534,361	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	9.23%	11/01/2024	403,485
1,148,758	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.89%	09/30/2026	1,098,213
937,044	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	6.14%	04/17/2026	913,543
905,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	7.99%	10/20/2027	924,177
1,400,108	SMG US Midco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	6.91%	01/23/2025	1,367,444
2,420,832	Sophia LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.23%	10/07/2027	2,342,167
1,840,309	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	8.38%	10/05/2027	1,767,460
1,206,838	Spin Holdco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.77%	03/06/2028	1,024,002
448,875	Spirit AeroSystems, Inc. (1 Month Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	8.82%	01/15/2027	445,930
2,073,360	SRS Distribution, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.50% Floor)	7.88%	06/02/2028	1,987,284
1,026,959	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	9.44%	04/16/2026	952,361
900,458	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.25%)	6.98%	07/21/2026	889,450
447,431	Sunshine Luxembourg SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.48%	10/01/2026	429,596
933,031	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	8.23%	03/05/2027	907,042
504,489	Sweetwater Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	8.69%	08/07/2028	469,174
704,635	SWF Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.75%	10/06/2028	579,033
901,309	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	7.73%	05/29/2026	875,396
947,363	(3 Month LIBOR USD + 3.00%)	7.41%	05/29/2026	920,127
817,550	Tecta America Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 4.25%, 0.75% Floor)	8.69%	04/06/2028	786,892
588,821	Telesat Canada, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	7.17%	12/07/2026	277,797
856,062	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.00%, 0.50% Floor)	7.32%	08/31/2028	854,778
12,044	TGP Holdings LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.32%	06/29/2028	9,692
12,165	(1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.64%	06/29/2028	9,789
369,043	TGP Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	7.32%	06/29/2028	296,976
392,038	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.57%	01/18/2029	386,710
1,126,002	The Edelman Financial Engines Centre LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	7.88%	04/07/2028	1,053,656
497,662	The Edelman Financial Engines Centre LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.75%)	11.13%	07/20/2026	449,983
9,533	The Hillman Group, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.14%	07/14/2028	9,273

Principal Amount $/Shares	Security Description	Rate	Maturity	Value $
497,521	The Hillman Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 0.50% Floor)	7.14%	07/14/2028	483,929
679,752	Tiger Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.32%	06/01/2028	647,083
2,040,852	Titan Acquisition Limited, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	8.15%	03/28/2025	1,911,860
843,711	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	6.63%	12/01/2028	836,856
664,936	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.38%	01/25/2024	611,326
1,264,380	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 1.50%, 1.00% Floor)	5.17%	02/28/2025	1,268,837
1,083,928	Traverse Midstream Partners LLC, Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	8.80%	09/27/2024	1,083,250
1,957,299	TricorBraun Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%	03/03/2028	1,872,176
23,927	Trident TPI Holdings, Inc., Senior Secured First Lien Delayed-Draw Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	7.67%	09/15/2028	23,034
14,303	(1 Month LIBOR USD + 4.00%, 0.50% Floor)	8.07%	09/15/2028	13,769
268,061	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.50% Floor)	7.67%	09/15/2028	258,057
1,724,533	Triton Water Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.50% Floor)	8.23%	03/31/2028	1,609,636
62,661	Uber Technologies, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	8.23%	02/25/2027	62,627
92,873	UKG, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	05/04/2026	89,721
395,000	UKG, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 5.25%, 0.50% Floor)	9.00%	05/03/2027	364,486
574,237	Ultra Clean Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	8.13%	08/27/2025	572,801
2,045,887	United Airlines, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	8.11%	04/21/2028	2,025,858
411,110	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 3.25%)	7.69%	10/22/2025	410,676
324,950	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	6.38%	07/01/2026	324,206
273,625	Univision Communications, Inc., Senior Secured First Lien Term Loan (3 Month Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	8.83%	06/24/2029	271,026
794,516	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan LIBOR (3 Month LIBOR USD + 3.50%, 1.00% Floor)	7.91%	10/28/2024	777,732
837,431	LIBOR (3 Month LIBOR USD + 3.50%, 1.00% Floor)	8.23%	10/28/2024	819,740
2,395,569	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	8.38%	08/27/2025	2,385,088
725,813	Viad Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.50% Floor)	9.38%	07/31/2028	688,390
883,813	Victoria’s Secret & Company, Senior secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 0.50% Floor)	7.98%	08/02/2028	861,717
2,426,863	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%	02/26/2027	2,364,674
12,486	VT Topco, Inc., Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%	08/01/2025	12,137

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
342,435	VT Topco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	8.13%		08/01/2025	332,875
623,700	Walker & Dunlop, Inc., Senior Secured First Lien Term Loan (1 Month Secured Overnight Financing Rate + 2.25%, 0.50% Floor)	6.67%		12/15/2028	612,785
997,859	Wand NewCo, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%		02/05/2026	948,854
700,519	WaterBridge Midstream Operating LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.75%, 1.00% Floor)	9.13%		06/22/2026	675,234
1,262,250	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	7.63%		08/03/2028	1,222,805
425,165	Wheel Pros, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	8.82%		05/11/2028	290,655
1,689,941	WWEX UNI TopCo Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	8.73%		07/26/2028	1,552,051
692,145	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	7.38%		03/09/2027	563,766
1,034,521	Zebra Buyer LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 0.50% Floor)	7.75%		11/01/2028	1,022,366
850,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	6.82%		04/28/2028	830,811

Total Bank Loans (Cost $294,790,632)					277,256,162

Collateralized Loan Obligations - 4.6%
1,000,000	AIMCO Ltd., Series 2018-AA-D (3 Month LIBOR USD + 2.55%, 0.00% Floor)	6.63	% (a)	04/17/2031	939,177
3,500,000	Aimco Ltd., Series 2020-11A-AR (3 Month LIBOR USD + 1.13%, 1.13% Floor)	5.21	% (a)	10/17/2034	3,386,013
5,000,000	Anchorage Capital Ltd., Series 2021-19A-A (3 Month LIBOR USD + 1.21%, 1.21% Floor)	5.29	% (a)	10/15/2034	4,819,354
1,000,000	Apidos, Series 2013-12A-DR (3 Month LIBOR USD + 2.60%, 0.00% Floor)	6.68	% (a)	04/15/2031	902,684
1,500,000	Apidos, Series 2015-20A-CR (3 Month LIBOR USD + 2.95%, 0.00% Floor)	7.03	% (a)	07/16/2031	1,399,900
5,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%, 0.00% Floor)	8.34	% (a)	05/28/2030	4,528,006
3,400,000	Babson Ltd., Series 2015-IA-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	6.84	% (a)	01/20/2031	2,957,326
500,000	Bain Capital Credit Ltd., Series 2017-2A-DR2 (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.46	% (a)	07/25/2034	458,086
1,000,000	Bain Capital Credit Ltd., Series 2022-3A-D (Secured Overnight Financing Rate 3 Month + 3.70%, 3.70% Floor)	7.56	% (a)	07/17/2035	908,399
2,500,000	Barings Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%, 0.00% Floor)	7.19	% (a)	10/20/2030	2,258,626
2,000,000	Barings Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%, 0.00% Floor)	6.68	% (a)	04/15/2031	1,716,145
5,100,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%, 0.00% Floor)	7.14	% (a)	07/20/2029	4,737,734
2,000,000	Barings Ltd., Series 2018-4A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	6.98	% (a)	10/15/2030	1,877,494
3,000,000	Barings Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	7.73	% (a)	04/15/2036	2,706,459
2,250,000	Barings Ltd., Series 2019-2A-CR (3 Month LIBOR USD + 3.40%, 3.40% Floor)	7.48	% (a)	04/15/2036	2,061,438

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,000,000	Barings Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	7.28	% (a)	10/15/2036	4,651,005
1,000,000	Barings Ltd., Series 2021-2A-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	7.23	% (a)	07/15/2034	929,416
4,000,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%, 0.00% Floor)	6.84	% (a)	04/20/2031	3,380,066
2,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.71	% (a)	11/15/2030	1,694,220
2,400,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%, 0.00% Floor)	7.24	% (a)	10/20/2030	2,115,617
1,000,000	Buckhorn Park Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.29	% (a)	07/18/2034	912,483
4,500,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%, 0.00% Floor)	7.08	% (a)	07/15/2030	4,150,022
2,750,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	7.16	% (a)	01/30/2031	2,359,872
3,000,000	Canyon Capital Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.80%, 0.00% Floor)	6.88	% (a)	07/15/2031	2,662,502
4,000,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	6.98	% (a)	07/15/2031	3,454,014
2,500,000	Canyon Capital Ltd., Series 2021-1A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.18	% (a)	04/15/2034	2,249,997
1,000,000	Canyon Capital Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	7.13	% (a)	07/15/2034	926,234
5,000,000	Carlyle Global Market Strategies Ltd., Series 2016-3A-DRR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	7.54	% (a)	07/20/2034	4,629,421
2,500,000	Carlyle Global Market Strategies Ltd., Series 2016-4A-CR (3 Month LIBOR USD + 2.80%, 2.80% Floor)	7.04	% (a)	10/20/2027	2,276,016
9,000,000	Carlyle Global Market Strategies Ltd., Series 2021-9A-D (3 Month LIBOR USD + 3.20%, 3.20% Floor)	7.44	% (a)	10/20/2034	8,313,667
6,000,000	Cathedral Lake Ltd., Series 2021-8A-C (3 Month LIBOR USD + 2.62%, 2.62% Floor)	6.86	% (a)	01/20/2035	5,693,746
5,000,000	Cathedral Lake Ltd., Series 2021-8A-D1 (3 Month LIBOR USD + 3.42%, 3.42% Floor)	7.66	% (a)	01/20/2035	4,611,236
5,000,000	CIFC Funding Ltd., Series 2015-4A-CR2 (3 Month LIBOR USD + 3.00%, 3.00% Floor)	7.24	% (a)	04/20/2034	4,535,066
4,500,000	CIFC Funding Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.50%, 0.00% Floor)	7.78	% (a)	04/23/2029	4,165,119
1,000,000	CIFC Funding Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%, 0.00% Floor)	7.04	% (a)	07/18/2031	943,752
9,500,000	Columbia Cent Ltd., Series 2018-27A-DR (3 Month LIBOR USD + 3.83%, 3.83% Floor)	8.19	% (a)	01/25/2035	8,482,609
3,250,000	Cook Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.60%, 0.00% Floor)	6.68	% (a)	04/17/2030	2,920,658
2,000,000	Dryden Ltd., Series 2018-57A-D (3 Month LIBOR USD + 2.55%, 2.55% Floor)	7.16	% (a)	05/15/2031	1,803,475
3,000,000	Dryden Senior Loan Fund, Series 2015-40A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.71	% (a)	08/15/2031	2,795,015
2,006,000	Dryden Senior Loan Fund, Series 2016-42A-DR (3 Month LIBOR USD + 2.93%, 0.00% Floor)	7.01	% (a)	07/15/2030	1,740,548
2,200,000	Dryden Senior Loan Fund, Series 2016-43A-DR3 (3 Month LIBOR USD + 3.25%, 3.25% Floor)	7.49	% (a)	04/20/2034	2,012,225
2,250,000	Fillmore Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 0.00% Floor)	6.98	% (a)	07/15/2030	2,080,580

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	Gilbert Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 2.95%, 0.00% Floor)	7.03	% (a)	10/15/2030	1,872,950
4,000,000	Gilbert Park Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.40%, 0.00% Floor)	10.48	% (a)	10/15/2030	3,363,832
7,000,000	Goldentree Loan Management Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.85%, 0.00% Floor)	7.09	% (a)	04/20/2030	6,557,991
3,500,000	Goldentree Loan Opportunities Ltd., Series 2015-11A-DR2 (3 Month LIBOR USD + 2.40%, 0.00% Floor)	6.59	% (a)	01/18/2031	3,219,519
2,000,000	Grippen Park Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.30%, 0.00% Floor)	7.54	% (a)	01/20/2030	1,857,589
1,500,425	Halcyon Loan Advisors Funding Ltd., Series 2014-3A-D (3 Month LIBOR USD + 3.65%, 0.00% Floor)	7.97	% (a)	10/22/2025	1,447,295
5,000,000	Hayfin Ltd., Series 2018-9A-BR (3 Month LIBOR USD + 1.80%, 1.80% Floor)	6.17	% (a)	04/28/2031	4,831,237
1,000,000	Hayfin Ltd., Series 2019-1A-B1R (3 Month LIBOR USD + 1.85%, 1.85% Floor)	6.22	% (a)	04/28/2031	971,107
1,500,000	Highbridge Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	7.08	% (a)	10/15/2030	1,333,526
1,481,500	Highbridge Loan Management Ltd., Series 4A-2014-A2R (3 Month LIBOR USD + 1.50%, 0.00% Floor)	5.87	% (a)	01/28/2030	1,433,177
2,500,000	Highbridge Loan Management Ltd., Series 8A-2016-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	7.14	% (a)	07/20/2030	2,231,920
4,000,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%, 0.00% Floor)	6.99	% (a)	07/20/2031	3,387,688
2,000,000	LCM LP, Series 19A-D (3 Month LIBOR USD + 3.45%, 3.45% Floor)	7.53	% (a)	07/15/2027	1,945,640
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%, 0.00% Floor)	7.04	% (a)	10/20/2027	1,919,973
2,000,000	LCM LP, Series 25A-D (3 Month LIBOR USD + 3.45%, 0.00% Floor)	7.69	% (a)	07/20/2030	1,703,306
3,250,000	LCM LP, Series 28A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	7.19	% (a)	10/20/2030	2,702,880
4,000,000	LCM LP, Series 30A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	7.24	% (a)	04/20/2031	3,426,933
5,000,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%, 0.00% Floor)	7.23	% (a)	10/21/2030	4,461,097
3,750,000	Madison Park Funding Ltd., Series 2019-34A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	7.71	% (a)	04/25/2032	3,586,988
1,000,000	Madison Park Funding Ltd., Series 2021-52A-D (3 Month LIBOR USD + 3.15%, 3.15% Floor)	7.47	% (a)	01/22/2035	903,448
4,000,000	Magnetite Ltd., Series 2015-14RA-D (3 Month LIBOR USD + 2.85%, 0.00% Floor)	7.04	% (a)	10/18/2031	3,792,275
1,500,000	Magnetite Ltd., Series 2016-18A-DR (3 Month LIBOR USD + 2.70%, 0.00% Floor)	7.31	% (a)	11/15/2028	1,423,217
2,000,000	Magnetite Ltd., Series 2019-23A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	7.41	% (a)	01/25/2035	1,859,770
1,000,000	Magnetite Ltd., Series 2021-31A-E (3 Month LIBOR USD + 6.00%, 6.00% Floor)	10.08	% (a)	07/15/2034	894,523
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	7.29	% (a)	10/20/2030	890,921
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2014-18A-CR2 (3 Month LIBOR USD + 3.00%, 0.00% Floor)	7.28	% (a)	10/21/2030	1,856,989
2,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-29A-D (3 Month LIBOR USD + 3.10%, 3.10% Floor)	7.33	% (a)	10/19/2031	2,339,472

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2019-32A-DR (3 Month LIBOR USD + 2.70%, 2.70% Floor)	6.93	% (a)	01/20/2032	1,857,509
6,000,000	Oak Hill Credit Funding Ltd., Series 2014-10RA-D1R (3 Month LIBOR USD + 3.05%, 3.05% Floor)	7.29	% (a)	04/20/2034	5,653,150
5,600,000	Octagon Investment Partners Ltd., Series 2012-1A-CRR (3 Month LIBOR USD + 3.90%, 3.90% Floor)	7.98	% (a)	07/15/2029	5,100,641
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	7.08	% (a)	07/17/2030	1,736,863
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-DR2 (3 Month LIBOR USD + 2.50%, 0.00% Floor)	6.86	% (a)	01/25/2031	1,711,046
2,250,000	Octagon Investment Partners Ltd., Series 2014-1A-CR3 (3 Month LIBOR USD + 2.75%, 2.75% Floor)	7.40	% (a)	02/14/2031	2,088,355
2,500,000	Octagon Investment Partners Ltd., Series 2014-1A-ERR (3 Month LIBOR USD + 5.45%, 5.45% Floor)	9.77	% (a)	01/22/2030	2,058,705
10,000,000	Octagon Investment Partners Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.95%, 0.00% Floor)	7.03	% (a)	07/15/2030	8,641,396
5,460,000	Octagon Investment Partners Ltd., Series 2017-1A-CR (3 Month LIBOR USD + 3.30%, 0.00% Floor)	7.54	% (a)	03/17/2030	4,832,037
1,760,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%, 0.00% Floor)	10.44	% (a)	03/17/2030	1,372,096
1,500,000	Octagon Investment Partners Ltd., Series 2018-18A-C (3 Month LIBOR USD + 2.70%, 0.00% Floor)	6.78	% (a)	04/16/2031	1,293,288
2,500,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%, 0.00% Floor)	7.21	% (a)	07/25/2030	2,225,310
3,500,000	Octagon Investment Partners Ltd., Series 2019-1A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	7.59	% (a)	01/20/2035	3,215,658
1,000,000	Octagon Investment Partners Ltd., Series 2020-5A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	7.48	% (a)	01/15/2033	924,369
1,000,000	OHA Credit Funding Ltd., Series 2016-13A-DR (3 Month LIBOR USD + 3.20%, 3.20% Floor)	7.48	% (a)	10/25/2034	929,799
5,000,000	Race Point Ltd., Series 2013-8A-DR2 (3 Month LIBOR USD + 3.50%, 3.50% Floor)	8.18	% (a)	02/20/2030	4,503,097
3,500,000	Sound Point Ltd., Series 2016-2A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	8.09	% (a)	10/20/2028	3,363,879
9,000,000	Sound Point Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.65%, 3.65% Floor)	7.97	% (a)	01/23/2029	8,649,687
7,000,000	Sound Point Ltd., Series 2019-2A-DR (3 Month LIBOR USD + 3.30%, 3.30% Floor)	7.38	% (a)	07/15/2034	6,060,844
7,000,000	Sound Point Ltd., Series 2019-3A-DR (3 Month LIBOR USD + 3.50%, 3.50% Floor)	7.86	% (a)	10/25/2034	6,144,092
2,000,000	Sound Point Ltd., Series 2020-1A-DR (3 Month LIBOR USD + 3.35%, 3.35% Floor)	7.59	% (a)	07/20/2034	1,838,552
4,000,000	Sound Point Ltd., Series 2020-3A-D (3 Month LIBOR USD + 3.65%, 3.65% Floor)	8.01	% (a)	01/25/2032	3,627,239
1,250,000	Sound Point Ltd., Series 2021-3A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	7.61	% (a)	10/25/2034	1,126,857
1,000,000	Sound Point Ltd., Series 2021-4A-D (3 Month LIBOR USD + 3.40%, 3.40% Floor)	7.76	% (a)	10/25/2034	890,932
10,000,000	Steward Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	6.68	% (a)	01/15/2030	9,013,629
3,000,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	7.13	% (a)	10/15/2031	2,667,587
2,250,000	THL Credit Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	7.19	% (a)	07/18/2031	1,921,756

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,000,000	THL Credit Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	9.83	% (a)	01/15/2031	797,665
4,000,000	THL Credit Wind River Ltd., Series 2014-3A-DR2 (3 Month LIBOR USD + 3.40%, 3.40% Floor)	7.72	% (a)	10/22/2031	3,425,093
3,000,000	THL Credit Wind River Ltd., Series 2017-1A-DR (3 Month LIBOR USD + 3.72%, 3.72% Floor)	7.91	% (a)	04/18/2036	2,559,863
5,000,000	THL Credit Wind River Ltd., Series 2017-3A-DR (3 Month LIBOR USD + 3.85%, 3.85% Floor)	7.93	% (a)	04/15/2035	4,452,242
4,000,000	THL Credit Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 0.00% Floor)	6.98	% (a)	07/15/2030	3,516,908
2,500,000	THL Credit Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%, 0.00% Floor)	7.08	% (a)	07/15/2030	2,144,247
3,000,000	THL Credit Wind River Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	7.19	% (a)	01/20/2031	2,606,010
10,000,000	Trimaran CAVU LLC, Series 2021-3A-D (3 Month LIBOR USD + 3.78%, 3.78% Floor)	7.97	% (a)	01/18/2035	9,014,963
1,000,000	Upland Ltd., Series 2016-1A-CR (3 Month LIBOR USD + 2.90%, 0.00% Floor)	7.14	% (a)	04/20/2031	913,731
3,000,000	Voya Ltd., Series 2014-1A-CR2 (Secured Overnight Financing Rate 3 Month + 3.06%, 0.00% Floor)	6.99	% (a)	04/18/2031	2,536,385
3,000,000	Voya Ltd., Series 2017-3A-CR (3 Month LIBOR USD + 3.15%, 0.00% Floor)	7.39	% (a)	04/20/2034	2,710,214
4,000,000	Voya Ltd., Series 2018-2A-D (3 Month LIBOR USD + 2.75%, 2.75% Floor)	6.83	% (a)	07/15/2031	3,321,261
5,000,000	Wellfleet Ltd., Series 2019-XA-A1R (3 Month LIBOR USD + 1.17%, 0.00% Floor)	5.41	% (a)	07/20/2032	4,818,057

Total Collateralized Loan Obligations (Cost $358,375,469)					324,625,697

Foreign Corporate Bonds - 6.4%
263,000	1375209 B.C. Ltd.	9.00	% (a)	01/30/2028	257,411
500,000	Adani Electricity Mumbai Ltd.	3.87%		07/22/2031	363,122
3,000,000	Adani International Container Terminal Private Ltd.	3.00%		02/16/2031	2,353,071
1,406,250	Adani International Container Terminal Private Ltd.	3.00	% (a)	02/16/2031	1,103,002
1,000,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	874,598
214,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	187,992
1,700,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	1,429,871
700,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	514,538
4,500,000	AES Andres B.V.	5.70	% (a)	05/04/2028	3,908,340
3,200,000	AI Candelaria Spain S.A.	5.75	% (a)	06/15/2033	2,438,656
900,000	AI Candelaria Spain S.A.	5.75%		06/15/2033	685,872
800,000	Altice Financing S.A.	5.00	% (a)	01/15/2028	645,720
1,305,000	Altice France Holding S.A.	6.00	% (a)	02/15/2028	773,136
1,660,000	Altice France Holding S.A.	5.50	% (a)	10/15/2029	1,268,763
1,050,000	AngloGold Ashanti Holdings PLC	3.75%		10/01/2030	911,591
540,000	Anheuser-Busch InBev Worldwide, Inc.	4.90%		02/01/2046	493,623
9,128,000	Anheuser-Busch InBev Worldwide, Inc.	4.60%		04/15/2048	7,978,457
340,000	ARD Finance S.A. (7.25% PIK)	6.50	% (a)	06/30/2027	237,018
15,947,000	Australia & New Zealand Banking Group Ltd. (5 Year CMT Rate + 1.70%) (5 Year CMT Rate + 1.70%)	2.57	% (a)	11/25/2035	11,734,046
1,066,595	Avation Capital S.A. (9.00% PIK)	8.25	% (a)	10/31/2026	844,504

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,225,000	Avolon Holdings Funding Ltd.	3.25	% (a)	02/15/2027	7,906,902
2,400,000	Banco Davivienda S.A. (10 Year CMT Rate + 5.10%)	6.65	% (a)(h)	04/22/2031	1,854,000
700,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	635,537
500,000	Banco de Credito del Peru S.A. (5 Year CMT Rate + 3.00%)	3.13	% (a)	07/01/2030	453,955
900,000	Banco do Brasil S.A. (10 Year CMT Rate + 6.36%)	9.00	% (h)	06/18/2024	901,904
1,900,000	Banco Internacional del Peru S.A.A. Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	1,717,173
550,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.03%)	6.63	% (h)	01/24/2032	456,401
4,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63	% (h)	01/10/2028	3,753,470
300,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (h)	06/27/2029	275,145
2,521,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50	% (a)(h)	06/27/2029	2,312,139
4,000,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00	% (h)	09/23/2025	3,798,267
4,100,000	Bank Hapoalim B.M.	3.26	% (a)(b)	01/21/2032	3,545,434
750,000	Bank Leumi (5 Year CMT Rate + 1.63%)	3.28	% (a)	01/29/2031	667,204
9,226,000	Bank of Montreal (5 Year Swap Rate USD + 1.43%)	3.80%		12/15/2032	8,138,557
12,510,000	Bank of Nova Scotia (5 Year CMT Rate + 2.05%)	4.59%		05/04/2037	10,708,016
10,485,000	Barclays PLC (3 Month LIBOR USD + 1.38%)	6.02%		05/16/2024	10,485,484
14,500,000	BAT Capital Corporation	3.46%		09/06/2029	12,493,411
900,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	809,308
800,000	BBVA Bancomer S.A. (5 Year CMT Rate + 4.31%)	5.88%		09/13/2034	740,243
1,775,000	Bell Telephone Company of Canada	3.65%		08/15/2052	1,300,609
1,050,278	Bioceanico Sovereign Certificate Limited	0.00%		06/05/2034	726,267
12,430,000	BNP Paribas S.A. (Secured Overnight Financing Rate + 1.51%)	3.05	% (a)	01/13/2031	10,212,912
1,205,000	Bombardier, Inc.	7.88	% (a)	04/15/2027	1,171,303
6,480,000	BPCE S.A.	1.00	% (a)	01/20/2026	5,687,568
1,400,000	Braskem Idesa SAPI	6.99%		02/20/2032	1,001,999
2,300,000	Braskem Netherlands Finance B.V. (5 Year CMT Rate + 8.22%)	8.50%		01/23/2081	2,232,264
2,800,000	C&W Senior Financing	6.88%		09/15/2027	2,610,104
2,100,000	CAP S.A.	3.90	% (a)	04/27/2031	1,642,729
4,000,000	CAP S.A.	3.90%		04/27/2031	3,129,008
4,685,000	CCL Industries, Inc.	3.05	% (a)	06/01/2030	3,865,095
1,500,000	CEMEX, S.A.B de C.V. (5 Year CMT Rate + 4.53%)	5.13	% (h)	06/08/2026	1,387,928
5,000,000	Chile Electricity PEC S.p.A.	0.00	% (a)	01/25/2028	3,617,421
4,325,000	CI Financial Corporation	4.10%		06/15/2051	2,562,894
11,980,000	Commonwealth Bank of Australia	4.32	% (a)	01/10/2048	8,985,223
400,000	Corporacion Financiera de Desarrollo S.A. (3 Month LIBOR USD + 5.61%)	5.25%		07/15/2029	383,718
5,400,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13	% (f)(h)	11/29/2027	41,904
600,000	DBS Group Holdings Ltd. (5 Year CMT Rate + 1.10%)	1.82%		03/10/2031	534,042
1,252,207	Digicel Group Holdings Ltd. (5.00% + 3.00% PIK)	8.00	% (a)	04/01/2025	341,382
1,809,487	Digicel Group Holdings Ltd. (7.00% PIK)	7.00	% (a)(h)	01/17/2023	174,163
1,750,000	Ecopetrol S.A.	4.63%		11/02/2031	1,340,299
900,000	Ecopetrol S.A.	5.88%		05/28/2045	628,590
9,200,000	Ecopetrol S.A.	5.88%		11/02/2051	6,200,729
1,660,000	eG Global Finance PLC	8.50	% (a)	10/30/2025	1,549,117
500,000	EIG Pearl Holdings SARL	4.39%		11/30/2046	385,688

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,700,000	EIG Pearl Holdings SARL	3.55%		08/31/2036	3,955,670
2,388,960	Empresa Electrica Cochrane S.p.A.	5.50%		05/14/2027	2,213,133
5,900,000	Empresas Publicas de Medellin ESP	4.25%		07/18/2029	4,693,745
3,400,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	2,647,818
6,030,000	Enbridge, Inc.	3.40%		08/01/2051	4,120,511
3,300,000	Equate Petrochemical B.V.	2.63%		04/28/2028	2,883,375
1,470,000	EverArc Escrow SARL	5.00	% (a)	10/30/2029	1,207,311
861,120	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	774,793
1,800,000	Freeport Indonesia PT	5.32	% (a)	04/14/2032	1,660,022
1,900,000	Freeport Indonesia PT	6.20%		04/14/2052	1,663,474
750,000	Freeport-McMoRan, Inc.	4.38%		08/01/2028	701,355
400,000	Freeport-McMoRan, Inc.	5.25%		09/01/2029	386,630
3,000,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	2,799,223
2,773,980	Galaxy Pipeline Assets Bidco Ltd.	2.16	% (a)	03/31/2034	2,367,125
1,800,000	Galaxy Pipeline Assets Bidco Ltd.	2.63%		03/31/2036	1,455,703
2,706,284	Galaxy Pipeline Assets Bidco Ltd.	2.94%		09/30/2040	2,185,480
2,050,000	Garda World Security Corporation	4.63	% (a)	02/15/2027	1,813,635
1,450,000	Garda World Security Corporation	6.00	% (a)	06/01/2029	1,180,080
5,843,000	Glencore Funding LLC	1.63	% (a)	04/27/2026	5,154,989
5,525,000	Glencore Funding LLC	3.38	% (a)	09/23/2051	3,606,958
2,900,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	2,537,947
300,000	Gran Tierra Energy International Holdings Ltd.	6.25	% (a)	02/15/2025	262,546
3,500,000	Gran Tierra Energy, Inc.	7.75	% (a)	05/23/2027	2,840,728
2,410,000	Grifols Escrow Issuer S.A.	4.75	% (a)	10/15/2028	2,083,807
455,285	Guara Notre SARL	5.20%		06/15/2034	385,888
14,830,000	HSBC Holdings PLC (3 Month LIBOR USD + 1.38%)	6.12%		09/12/2026	14,605,614
3,452,300	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	3,291,136
200,000	Indofood CBP Sukses Makmur Tbk PT	3.54%		04/27/2032	165,063
200,000	Indonesia Asahan Aluminium Persero PT	5.80%		05/15/2050	168,006
885,000	Intelsat Jackson Holdings S.A.	6.50	% (a)	03/15/2030	793,394
1,278,180	Interoceanica Finance Ltd.	0.00%		11/30/2025	1,179,121
1,192,690	Invepar Holdings	0.00	% (c)(f)	12/30/2028	—
2,400,000	Inversiones La Construccion S.A.	4.75%		02/07/2032	1,958,330
1,150,500	JSW Hydro Energy Ltd.	4.13	% (a)	05/18/2031	960,606
4,200,000	JSW Steel Ltd.	5.05%		04/05/2032	3,321,260
3,244,000	Kasikornbank PCL (5 Year CMT Rate + 4.94%)	5.28	% (h)	10/14/2025	3,055,475
2,900,000	Korea Development Bank	1.63%		01/19/2031	2,277,004
5,000,000	Korea Development Bank	2.00%		10/25/2031	3,976,343
865,000	Kronos Acquisition Holdings, Inc.	5.00	% (a)	12/31/2026	749,306
705,000	Kronos Acquisition Holdings, Inc.	7.00	% (a)	12/31/2027	580,744
1,892,418	Lima Metro Finance Ltd.	5.88%		07/05/2034	1,841,386
11,890,000	Lloyds Banking Group PLC (3 Month LIBOR USD + 1.21%)	3.57%		11/07/2028	10,711,992
6,143,040	LLPL Capital Pte Ltd.	6.88	% (a)	02/04/2039	5,425,287
17,230,000	Macquarie Group Ltd. (Secured Overnight Financing Rate + 1.53%)	2.87	% (a)	01/14/2033	13,260,570
1,340,000	Mattamy Group Corporation	4.63	% (a)	03/01/2030	1,088,434
3,750,000	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	3,099,592

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,700,000	Mercury Chile Holdco LLC	6.50	% (a)	01/24/2027	1,632,000
2,550,000	Mexarrend SAPI de C.V.	10.25	% (a)	07/24/2024	590,195
1,367,000	Mexico Generadora de Energia S. de R.L.	5.50%		12/06/2032	1,319,155
180,000	Millicom International Cellular S.A.	5.13%		01/15/2028	167,696
4,950,000	Minejesa Capital B.V.	4.63%		08/10/2030	4,356,990
7,750,000	Minejesa Capital B.V.	5.63%		08/10/2037	6,047,368
800,000	Mong Duong Finance Holdings B.V.	5.13%		05/07/2029	667,063
850,000	Movida Europe S.A.	5.25%		02/08/2031	638,429
866,778	MV24 Capital B.V.	6.75%		06/01/2034	793,566
8,705,000	National Australia Bank Ltd.	2.99	% (a)	05/21/2031	6,834,293
6,580,000	NatWest Markets PLC	0.80	% (a)	08/12/2024	6,100,171
2,400,000	Network i2i Ltd. (5 Year CMT Rate + 3.39%)	3.98	% (h)	03/03/2026	2,100,000
6,205,000	NXP B.V.	3.88%		06/18/2026	5,902,391
5,637,000	Oleoducto Central S.A.	4.00%		07/14/2027	4,982,647
628,000	Orazul Energy Peru S.A.	5.63%		04/28/2027	568,095
500,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83	% (a)	09/10/2030	449,143
1,100,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	988,114
1,300,000	Parkland Corporation	4.50	% (a)	10/01/2029	1,085,125
950,000	Parkland Corporation	4.63	% (a)	05/01/2030	787,498
3,600,000	Petrobras Global Finance B.V.	6.75%		06/03/2050	3,148,169
2,691,000	Petroleos del Peru S.A.	4.75%		06/19/2032	2,084,718
1,200,000	Petroleos del Peru S.A.	5.63%		06/19/2047	786,990
1,030,000	Primo Water Holdings, Inc.	4.38	% (a)	04/30/2029	890,715
300,000	Qatar Energy	2.25%		07/12/2031	249,054
3,700,000	Reliance Industries Ltd.	2.88%		01/12/2032	3,003,166
14,010,000	Renesas Electronics Corporation	2.17	% (a)	11/25/2026	12,025,850
280,000	Rutas 2 and 7 Finance Ltd.	0.00%		09/30/2036	176,968
3,050,000	Sasol Financing USA LLC	5.50%		03/18/2031	2,487,351
5,123,905	SCC Power PLC (4.00% + 4.00% PIK)	8.00	% (a)	12/31/2028	1,824,110
2,775,448	SCC Power PLC (4.00% or 4.00% PIK)	4.00	% (a)	05/17/2032	110,549
600,000	Scotiabank Peru S.A.A. (3 Month LIBOR USD + 3.86%)	8.63%		12/13/2027	593,049
1,010,000	Seaspan Corporation	5.50	% (a)	08/01/2029	766,721
3,850,000	Shinhan Financial Group Company Ltd. (5 Year CMT Rate + 2.06%)	2.88	% (a)(h)	05/12/2026	3,310,038
200,000	Simpar Europe S.A.	5.20%		01/26/2031	151,766
1,455,000	Superior Plus LP	4.50	% (a)	03/15/2029	1,246,127
600,000	Suzano Austria GmbH	3.13%		01/15/2032	468,629
350,000	Sydney Airport Finance Company Pty Ltd.	3.63	% (a)	04/28/2026	329,141
300,000	Telefonica Moviles Chile S.A.	3.54	% (a)	11/18/2031	246,207
620,000	Telesat LLC	4.88	% (a)	06/01/2027	279,431
614,000	Telesat LLC	6.50	% (a)	10/15/2027	178,570
1,600,000	Temasek Financial Ltd.	1.00%		10/06/2030	1,236,510
8,800,000	Temasek Financial Ltd.	1.00	% (a)	10/06/2030	6,800,805
250,000	Temasek Financial Ltd.	1.63%		08/02/2031	198,398
1,000,000	Titan Acquisition Ltd.	7.75	% (a)	04/15/2026	902,168
1,000,000	TK Elevator US Newco, Inc.	5.25	% (a)	07/15/2027	889,600

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
19,630,000	Toronto-Dominion Bank	4.69%		09/15/2027	19,439,462
5,000,000	TransCanada PipeLines Ltd.	4.25%		05/15/2028	4,742,355
500,000	Transelec S.A.	3.88%		01/12/2029	453,635
8,766,000	TSMC Global Ltd.	1.25	% (a)	04/23/2026	7,861,445
923,278	UEP Penonome S.A.	6.50%		10/01/2038	684,380
4,708,720	UEP Penonome S.A.	6.50	% (a)	10/01/2038	3,490,339
9,700,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88	% (f)(h)	01/29/2025	75,660
300,000	UPL Corporation Ltd.	4.50%		03/08/2028	252,235
3,250,000	UPL Corporation Ltd.	4.63%		06/16/2030	2,568,847
5,600,000	Vedanta Resources Finance PLC	9.25	% (a)	04/23/2026	3,636,221
3,100,000	Vedanta Resources Ltd.	6.13%		08/09/2024	1,960,847
5,720,000	Volkswagen Group of America Finance LLC	4.25	% (a)	11/13/2023	5,666,007
1,500,000	VTR Comunicaciones S.p.A.	5.13%		01/15/2028	933,948
1,702,000	VTR Finance NV	6.38%		07/15/2028	660,028
8,070,000	Weir Group PLC	2.20	% (a)	05/13/2026	7,166,278
8,200,000	Westpac Banking Corporation (5 Year CMT Rate + 1.53%)	3.02%		11/18/2036	6,115,272

Total Foreign Corporate Bonds (Cost $574,212,340)					456,561,144

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.7%
10,305,000	BOC Aviation Ltd. (3 Month LIBOR USD + 1.13%)	5.85	% (a)	09/26/2023	10,292,440
1,000,000	Banco Nacional de Comercio Exterior (5 Year CMT Rate + 2.00%)	2.72%		08/11/2031	837,931
5,700,000	Brazilian Government International Bond	5.63%		02/21/2047	4,534,768
200,000	Chile Government International Bond	2.55%		01/27/2032	164,135
2,000,000	Chile Government International Bond	3.10%		05/07/2041	1,443,674
3,000,000	Chile Government International Bond	3.50%		01/25/2050	2,174,621
11,900,000	Chile Government International Bond	3.10%		01/22/2061	7,453,477
3,700,000	Colombia Government International Bond	3.13%		04/15/2031	2,759,141
800,000	Colombia Government International Bond	3.25%		04/22/2032	584,358
2,500,000	Colombia Government International Bond	5.00%		06/15/2045	1,710,140
11,150,000	Colombia Government International Bond	4.13%		05/15/2051	6,710,504
4,100,000	Dominican Republic International Bond	4.88	% (a)	09/23/2032	3,418,625
500,000	Dominican Republic International Bond	6.00	% (a)	02/22/2033	452,901
10,200,000	Indonesia Government International Bond	3.70%		10/30/2049	7,911,437
17,270,000	Mexico Government International Bond	3.75%		01/11/2028	16,336,814
3,900,000	Mexico Government International Bond	2.66%		05/24/2031	3,155,212
10,700,000	Mexico Government International Bond	4.28%		08/14/2041	8,276,689
2,300,000	Mexico Government International Bond	4.35%		01/15/2047	1,736,795
3,000,000	Mexico Government International Bond	4.40%		02/12/2052	2,216,751
5,535,000	NBN Company Ltd.	1.45	% (a)	05/05/2026	4,889,963
6,500,000	Panama Government International Bond	2.25%		09/29/2032	4,837,660
4,700,000	Panama Government International Bond	4.30%		04/29/2053	3,412,463
1,900,000	Panama Government International Bond	4.50%		04/01/2056	1,392,311
5,800,000	Panama Government International Bond	3.87%		07/23/2060	3,760,633
2,300,000	Perusahaan Penerbit SBSN Indonesia III	3.80%		06/23/2050	1,791,125
1,000,000	Philippine Government International Bond	3.70%		03/01/2041	820,560
4,500,000	Philippine Government International Bond	3.70%		02/02/2042	3,695,925

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
3,100,000	Philippine Government International Bond	2.95%		05/05/2045	2,246,371
1,800,000	Philippine Government International Bond	2.65%		12/10/2045	1,217,770
3,200,000	Republic of South Africa Government Bond	4.30%		10/12/2028	2,864,000
200,000	Republic of South Africa Government Bond	7.30%		04/20/2052	173,210
9,500,000	Saudi Government International Bond	3.45%		02/02/2061	6,830,101

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $137,455,974)					120,102,505

Municipal Bonds - 0.1%
4,430,000	State of California	7.55%		04/01/2039	5,555,939

Total Municipal Bonds (Cost $6,259,934)					5,555,939

Non-Agency Commercial Mortgage Backed Obligations - 6.5%
22,775,500	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2-XB	0.75	% (a)(b)(i)	06/15/2054	1,167,586
2,638,666	BAMLL Commercial Mortgage Securities Trust, Series 2016-ISQ-C	3.61	% (a)(b)	08/14/2034	2,055,031
1,790,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-B	4.34	% (b)	09/15/2048	1,625,803
5,515,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2015-UBS7-C	4.34	% (b)	09/15/2048	4,772,163
4,135,618	BANK, Series 2017-BNK8-XA	0.71	% (b)(i)	11/15/2050	114,481
1,005,000	BANK, Series 2020-BN28-AS	2.14%		03/15/2063	779,212
4,009,000	BANK, Series 2021-BN35-A5	2.29%		06/15/2064	3,232,927
3,109,000	BANK, Series 2021-BN37-C	3.11	% (b)	11/15/2064	2,141,087
11,034,000	BANK, Series 2022-BNK39-AS	3.18%		02/15/2055	9,024,520
2,682,000	BANK, Series 2022-BNK39-E	2.50	% (a)	02/15/2055	1,347,685
4,225,000	BBCMS Mortgage Trust, Series 2021-C12-A5	2.69%		11/15/2054	3,505,603
5,364,000	BBCMS Mortgage Trust, Series 2022-C14-A5	2.95	% (b)	02/15/2055	4,536,359
5,785,000	BBCMS Mortgage Trust, Series 2022-C16-A5	4.60	% (b)	06/15/2055	5,578,378
4,598,000	Benchmark Mortgage Trust, Series 2020-B18-AGNF	4.14	% (a)	07/15/2053	3,723,875
4,549,000	Benchmark Mortgage Trust, Series 2020-B19-AS	2.15%		09/15/2053	3,537,440
1,091,000	Benchmark Mortgage Trust, Series 2020-B19-C	3.21%		09/15/2053	777,122
90,082,314	Benchmark Mortgage Trust, Series 2021-B28-XA	1.28	% (b)(i)	08/15/2054	6,367,054
10,350,000	Benchmark Mortgage Trust, Series 2022-B32-AS	3.41	% (b)	01/15/2055	8,446,453
4,600,000	BPR Trust, Series 2022-OANA-A (Secured Overnight Financing Rate 1 Month + 1.90%, 1.90% Floor)	6.23	% (a)	04/15/2037	4,499,961
3,400,000	BX Trust, Series 2017-SLCT-F (1 Month LIBOR USD + 4.38%, 4.25% Floor)	8.69	% (a)	07/15/2034	3,282,296
11,798,000	BX Trust, Series 2019-OC11-E	3.94	% (a)(b)	12/09/2041	9,183,570
13,552,281	BX Trust, Series 2021-XL2-E (1 Month LIBOR USD + 1.85%, 1.85% Floor)	6.16	% (a)	10/15/2038	12,773,986
4,955,000	CD Commercial Mortgage Trust, Series 2017-CD4-C	4.35	% (b)	05/10/2050	4,052,822
2,106,902	CFCRE Commercial Mortgage Trust, Series 2016-C6-A2	2.95%		11/10/2049	1,927,101
3,267,000	CFCRE Commercial Mortgage Trust, Series 2017-C8-B	4.20	% (b)	06/15/2050	2,884,212
1,898,500	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42	% (a)(b)	02/10/2048	1,664,549
3,273,612	Citigroup Commercial Mortgage Trust, Series 2015-GC27-XA	1.31	% (b)(i)	02/10/2048	66,971
4,470,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85	% (a)	02/10/2049	2,439,967
37,074,417	Citigroup Commercial Mortgage Trust, Series 2016-P3-XA	1.66	% (b)(i)	04/15/2049	1,416,165
39,098,446	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.89	% (b)(i)	07/10/2049	1,908,188

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
67,081,695	Citigroup Commercial Mortgage Trust, Series 2016-P5-XA	1.38	% (b)(i)	10/10/2049	2,635,492
13,720,000	Citigroup Commercial Mortgage Trust, Series 2017-C4-B	4.10	% (b)	10/12/2050	11,957,324
4,534,000	Citigroup Commercial Mortgage Trust, Series 2019-GC41-B	3.20%		08/10/2056	3,607,398
8,478,000	Citigroup Commercial Mortgage Trust, Series 2020-555-F	3.50	% (a)(b)	12/10/2041	5,956,043
7,003,000	Citigroup Commercial Mortgage Trust, Series 2020-555-G	3.50	% (a)(b)	12/10/2041	4,566,999
10,383,000	Citigroup Commercial Mortgage Trust, Series 2022-GC48-A5	4.58	% (b)	05/15/2054	10,027,811
1,877,031	Commercial Mortgage Pass-Through Trust, Series 2012-CR3-XA	1.53	% (b)(i)	10/15/2045	66
1,815,000	Commercial Mortgage Pass-Through Trust, Series 2014-CR16-B	4.58%		04/10/2047	1,724,108
3,325,000	Commercial Mortgage Pass-Through Trust, Series 2015-CR25-B	4.52	% (b)	08/10/2048	3,073,991
50,536,614	Commercial Mortgage Pass-Through Trust, Series 2015-CR26-XA	0.90	% (b)(i)	10/10/2048	973,911
4,310,000	Commercial Mortgage Pass-Through Trust, Series 2015-LC21-C	4.33	% (b)	07/10/2048	3,903,204
44,243,361	Commercial Mortgage Pass-Through Trust, Series 2016-DC2-XA	0.94	% (b)(i)	02/10/2049	998,121
6,771,200	CORE Mortgage Trust, Series 2019-CORE-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	6.22	% (a)	12/15/2031	6,070,679
3,461,000	CSAIL Commercial Mortgage Trust, Series 2016-C6-D	4.92	% (a)(b)	01/15/2049	2,673,741
36,013,311	CSAIL Commercial Mortgage Trust, Series 2016-C6-XA	1.86	% (b)(i)	01/15/2049	1,690,940
11,488,000	CSAIL Commercial Mortgage Trust, Series 2018-C14-C	4.92	% (b)	11/15/2051	9,579,557
400,000	CSAIL Commercial Mortgage Trust, Series 2018-CX12-B	4.61	% (b)	08/15/2051	349,801
9,269,000	CSAIL Commercial Mortgage Trust, Series 2019-C16-B	3.88%		06/15/2052	7,656,149
62,866,515	CSAIL Commercial Mortgage Trust, Series 2020-C19-XA	1.11	% (b)(i)	03/15/2053	3,610,141
6,269,000	CSMC Trust, Series 2020-NET-C	3.53	% (a)	08/15/2037	5,634,149
7,968,667	CSWF Trust, Series 2021-B33-B	3.64	% (a)(b)	10/10/2043	6,031,146
3,731,000	CSWF Trust, Series 2021-B33-C	3.64	% (a)(b)	10/10/2043	2,590,736
4,475,000	DBJPM Mortgage Trust, Series 2016-C1-C	3.32	% (b)	05/10/2049	3,702,074
51,976,670	DBJPM Mortgage Trust, Series 2016-C1-XA	1.37	% (b)(i)	05/10/2049	1,740,486
5,000,000	DOLP Trust, Series 2021-NYC-D	3.70	% (a)(b)	05/10/2041	3,299,191
5,000,000	DOLP Trust, Series 2021-NYC-E	3.70	% (a)(b)	05/10/2041	3,196,096
2,588,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-C (1 Month LIBOR USD + 1.25%, 1.25% Floor)	5.57	% (a)	07/15/2035	2,175,416
407,188	GS Mortgage Securities Trust, Series 2011-GC5-XA	0.00	% (a)(b)(i)	08/10/2044	1
6,484,000	GS Mortgage Securities Trust, Series 2014-GC26-D	4.52	% (a)(b)	11/10/2047	4,385,350
2,635,000	GS Mortgage Securities Trust, Series 2015-GC32-B	4.40	% (b)	07/10/2048	2,451,790
92,594,560	GS Mortgage Securities Trust, Series 2015-GS1-XA	0.76	% (b)(i)	11/10/2048	1,683,665
1,825,000	GS Mortgage Securities Trust, Series 2016-GS2-C	4.70	% (b)	05/10/2049	1,606,938
44,488,338	GS Mortgage Securities Trust, Series 2016-GS2-XA	1.73	% (b)(i)	05/10/2049	1,959,587
1,070,000	GS Mortgage Securities Trust, Series 2019-GC42-A3	2.75%		09/01/2052	919,786
51,085,139	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-XA	0.89	% (b)(i)	01/15/2049	1,151,975
6,690,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON-E	3.76	% (a)(b)	01/05/2031	6,673,391
7,958,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP-E	3.86	% (a)(b)	12/05/2038	5,486,842
32,917,392	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.67	% (b)(i)	02/15/2047	150,748
2,766,125	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.48	% (b)	09/15/2047	2,472,748
8,204,658	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-D	3.98	% (a)(b)	09/15/2047	7,001,151
3,766,500	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.44	% (b)	11/15/2047	3,276,393

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
40,976,536	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-XA	0.81	% (b)(i)	11/15/2047	503,970
1,684,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-B	3.90%		02/15/2048	1,557,328
12,131,110	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.81	% (a)(b)	02/15/2048	9,887,168
4,987,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.18	% (b)	05/15/2048	4,415,737
48,169,401	JPMBB Commercial Mortgage Securities Trust, Series 2015-C30-XA	0.43	% (b)(i)	07/15/2048	444,416
37,534,931	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.82	% (b)(i)	08/15/2048	657,259
4,138,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32-C	4.65	% (b)	11/15/2048	3,007,236
1,000,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR4-C	4.94	% (b)	03/10/2052	829,414
7,675,000	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-AS	3.48%		06/15/2049	6,998,301
45,786,047	JPMDB Commercial Mortgage Securities Trust, Series 2016-C2-XA	1.49	% (b)(i)	06/15/2049	1,694,803
5,425,000	LSTAR Commercial Mortgage Trust, Series 2016-4-C	4.60	% (a)(b)	03/10/2049	4,862,187
4,500,000	MKT Mortgage Trust, Series 2020-525M-F	2.94	% (a)(b)	02/12/2040	2,450,410
3,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.47	% (b)	10/15/2047	2,776,429
26,581,168	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-XA	1.25	% (b)(i)	02/15/2048	468,490
75,089,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-XB	0.14	% (a)(b)(i)	07/15/2050	316,913
44,387,045	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30-XA	1.35	% (b)(i)	09/15/2049	1,636,288
6,364,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33-B	4.11%		05/15/2050	5,619,496
5,238,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34-D	2.70	% (a)	11/15/2052	3,489,590
24,503,392	Morgan Stanley Capital Trust, Series 2016-UB11-XA	1.44	% (b)(i)	08/15/2049	997,068
3,999,000	Morgan Stanley Capital Trust, Series 2017-HR2-C	4.34	% (b)	12/15/2050	3,395,205
2,108,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	6.52	% (a)	06/15/2035	1,884,614
4,539,000	SG Commercial Mortgage Securities Trust, Series 2016-C5-B	3.93%		10/10/2048	3,903,568
44,606,535	SG Commercial Mortgage Securities Trust, Series 2016-C5-XA	1.88	% (b)(i)	10/10/2048	1,993,314
10,336,000	SLG Office Trust, Series 2021-OVA-E	2.85	% (a)	07/15/2041	7,248,111
9,660,000	SLG Office Trust, Series 2021-OVA-F	2.85	% (a)	07/15/2041	6,323,726
7,211,753	TTAN, Series 2021-MHC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	7.22	% (a)	03/15/2038	6,713,188
8,911,000	UBS Commercial Mortgage Trust, Series 2017-C1-B	4.04%		06/15/2050	7,754,865
11,933,000	UBS Commercial Mortgage Trust, Series 2017-C2-B	3.99	% (b)	08/15/2050	10,404,797
2,491,000	UBS Commercial Mortgage Trust, Series 2017-C6-B	4.15	% (b)	12/15/2050	2,132,273
1,450,000	UBS Commercial Mortgage Trust, Series 2017-C7-B	4.29	% (b)	12/15/2050	1,273,996
6,958,000	UBS Commercial Mortgage Trust, Series 2017-C7-C	4.62	% (b)	12/15/2050	5,888,332
559,000	UBS Commercial Mortgage Trust, Series 2018-C10-C	5.05	% (b)	05/15/2051	474,678
7,293,000	UBS Commercial Mortgage Trust, Series 2018-C11-C	4.90	% (b)	06/15/2051	6,124,662
2,896,000	UBS Commercial Mortgage Trust, Series 2018-C12-C	4.94	% (b)	08/15/2051	2,440,660
3,513,520	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-B	3.65	% (a)(b)	03/10/2046	3,501,018
7,795,924	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-C	4.07	% (a)(b)	03/10/2046	7,130,508
1,374,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-D	4.07	% (a)(b)	03/10/2046	921,876

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
204,065	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29-IO	0.17	% (b)(i)	11/15/2048	80
4,891,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-C	4.60	% (b)	11/15/2048	4,381,374
38,143,164	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.07	% (b)(i)	05/15/2048	677,068
50,701,004	Wells Fargo Commercial Mortgage Trust, Series 2015-P2-XA	0.93	% (b)(i)	12/15/2048	1,127,692
7,687,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C35-B	3.44%		07/15/2048	6,467,292
7,224,000	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-B	3.81%		11/15/2049	6,365,859
58,876,398	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.58	% (b)(i)	11/15/2049	2,497,778
2,638,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C45-C	4.73%		06/15/2051	2,230,657
7,228,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C46-C	4.98	% (b)	08/15/2051	6,013,593
12,408,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	4.93	% (b)	09/15/2061	10,383,053
6,546,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48-C	5.07	% (b)	01/15/2052	5,590,742
20,830,217	Wells Fargo Commercial Mortgage Trust, Series 2019-C49-XA	1.26	% (b)(i)	03/15/2052	1,152,121
10,776,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C50-C	4.35%		05/15/2052	8,683,927
2,705,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C55-B	3.14%		02/15/2053	2,111,476
5,510,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58-B	2.70%		07/15/2053	4,037,860
119,167,881	Wells Fargo Commercial Mortgage Trust, Series 2021-C59-XA	1.54	% (b)(i)	04/15/2054	9,900,229
2,436,000	Wells Fargo Commercial Mortgage Trust, Series 2021-C61-C	3.31%		11/15/2054	1,760,287
56,758,478	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.00	% (b)(i)	08/15/2047	735,159
41,276,694	WF-RBS Commercial Mortgage Trust, Series 2014-C22-XA	0.78	% (b)(i)	09/15/2057	390,259

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $609,844,110)					464,106,102

Non-Agency Residential Collateralized Mortgage Obligations - 12.4%
6,297,315	Adjustable Rate Mortgage Trust, Series 2007-1-4A1	4.97	% (b)	03/25/2037	4,539,764
20,451	Adjustable Rate Mortgage Trust, Series 2007-3-1A1	4.03	% (a)(b)	11/25/2037	19,461
3,683,983	AJAX Mortgage Loan Trust, Series 2020-A-A	2.38	% (a)(e)	12/25/2059	3,605,149
901,335	AJAX Mortgage Loan Trust, Series 2020-D-A	2.25	% (a)(e)	06/25/2060	843,797
4,335,401	AlphaFlow Transitional Mortgage Trust, Series 2021-WL1-A1	3.28	% (a)(e)	01/25/2026	4,144,368
3,100,000	AMSR Trust, Series 2019-SFR1-E	3.47	% (a)	01/19/2039	2,686,197
10,000,000	AMSR Trust, Series 2021-SFR1-F	3.60	% (a)(b)	06/17/2038	7,801,380
3,000,000	AMSR Trust, Series 2021-SFR2-E1	2.48	% (a)	08/17/2038	2,522,653
2,500,000	AMSR Trust, Series 2021-SFR2-E2	2.58	% (a)	08/17/2038	2,096,359
4,500,000	AMSR Trust, Series 2021-SFR2-F1	3.28	% (a)	08/17/2038	3,779,501
2,000,000	AMSR Trust, Series 2021-SFR2-F2	3.67	% (a)	08/17/2038	1,680,215
50,246	Angel Oak Mortgage Trust LLC, Series 2018-3-A1	3.65	% (a)(b)	09/25/2048	50,032
71,519	Angel Oak Mortgage Trust LLC, Series 2018-3-A2	3.75	% (a)(b)	09/25/2048	71,197
68,052	Angel Oak Mortgage Trust LLC, Series 2018-3-A3	3.85	% (a)(b)	09/25/2048	67,737
11,262,875	Argent Securities Trust, Series 2006-M1-A2C (1 Month LIBOR USD + 0.30%, 0.30% Floor)	4.69%		07/25/2036	3,093,173
14,341,760	Argent Securities Trust, Series 2006-M1-A2D (1 Month LIBOR USD + 0.48%, 0.48% Floor)	4.87%		07/25/2036	3,938,524
130,737	Banc of America Funding Trust, Series 2005-G-A3	2.39	% (b)	10/20/2035	90,506
118,755	Banc of America Funding Trust, Series 2006-2-6A2	5.50%		03/25/2036	112,058
86,331	Banc of America Funding Trust, Series 2006-6-1A2	6.25%		08/25/2036	75,709
249,377	Bear Stearns Asset Backed Securities Trust, Series 2007-SD1-1A3A	6.50%		10/25/2036	135,296
9,100,000	CAFL Issuer LLC, Series 2021-RTL1-A1	2.24	% (a)(e)	03/28/2029	8,315,156
6,192,298	Carrington Mortgage Loan Trust, Series 2006-NC5-A3 (1 Month LIBOR USD + 0.15%, 0.15% Floor, 14.50% Cap)	4.54%		01/25/2037	5,251,772

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,315,338	Chase Mortgage Finance Trust, Series 2007-A2-6A4	3.49	% (b)	07/25/2037	1,130,973
802,736	Chase Mortgage Finance Trust, Series 2007-S3-2A1	5.50%		05/25/2037	189,875
171,213	CHL Mortgage Pass-Through Trust, Series 2005-28-A7	5.25%		11/01/2035	97,989
407,108	CHL Mortgage Pass-Through Trust, Series 2007-10-A5	6.00%		07/25/2037	200,557
168,935	CHL Mortgage Pass-Through Trust, Series 2007-15-1A16	6.25%		09/25/2037	106,771
431,646	CHL Mortgage Pass-Through Trust, Series 2007-3-A17	6.00%		04/25/2037	232,729
6,953,000	CIM Trust, Series 2020-R2-M2	3.00	% (a)(b)	10/25/2059	5,293,922
26,025	Citicorp Mortgage Securities, Inc., Series 2005-1-1A4	5.50%		02/25/2035	23,807
106,307	Citicorp Residential Mortgage Trust, Series 2006-2-A5	4.95%		09/25/2036	105,740
4,104,719	Citigroup Mortgage Loan Trust, Series 2007-OPX1-A1A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	4.46%		01/25/2037	1,762,971
27,375,927	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92	% (a)	10/25/2058	22,716,106
49,823,321	Citigroup Mortgage Loan Trust, Series 2021-RP2-A1	1.75	% (a)(b)	03/25/2065	45,056,365
5,674,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M1	3.25	% (a)(b)	03/25/2065	4,910,922
4,752,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M2	3.40	% (a)(b)	03/25/2065	3,978,079
4,413,000	Citigroup Mortgage Loan Trust, Series 2021-RP2-M3	3.40	% (a)(b)	03/25/2065	3,524,031
12,956,090	Citigroup Mortgage Loan Trust, Series 2021-RP2-PT1	6.20	% (a)(b)	03/25/2065	12,493,014
60,137	CitiMortgage Alternative Loan Trust, Series 2006-A2-A2	6.00%		05/25/2036	53,277
36,943	CitiMortgage Alternative Loan Trust, Series 2006-A5-3A3	6.00%		10/25/2036	30,244
249,074	CitiMortgage Alternative Loan Trust, Series 2007-A1-1A7	6.00%		01/25/2037	219,917
7,456,054	CitiMortgage Alternative Loan Trust, Series 2007-A2-1A5	6.00%		02/25/2037	6,469,164
3,684,241	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	3,285,406
14,323,233	COLT Mortgage Loan Trust, Series 2022-4-A1	4.30	% (a)(b)	03/25/2067	13,738,953
1,000,000	CoreVest American Finance Trust, Series 2020-4-E	3.38	% (a)	12/15/2052	733,849
70,566	Countrywide Alternative Loan Trust, Series 2005-20CB-1A1	5.50%		07/25/2035	54,670
130,373	Countrywide Alternative Loan Trust, Series 2005-28CB-3A6	6.00%		08/25/2035	63,322
13,001,241	Countrywide Alternative Loan Trust, Series 2005-37T1-A5 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 5.50% Cap)	4.84%		09/25/2035	8,038,739
484,363	Countrywide Alternative Loan Trust, Series 2005-46CB-A22	5.25%		10/25/2035	342,963
7,645,175	Countrywide Alternative Loan Trust, Series 2005-49CB-A2	5.50%		11/25/2035	5,256,167
73,851	Countrywide Alternative Loan Trust, Series 2005-J10-1A13 (1 Month LIBOR USD + 0.70%, 0.70% Floor, 5.50% Cap)	5.09%		10/25/2035	50,699
256,351	Countrywide Alternative Loan Trust, Series 2006-26CB-A9	6.50%		09/25/2036	147,341
6,151,369	Countrywide Alternative Loan Trust, Series 2006-42-1A8	6.00%		01/25/2047	3,716,153
977,702	Countrywide Alternative Loan Trust, Series 2007-12T1-A1	6.00%		06/25/2037	486,511
6,190,740	Countrywide Alternative Loan Trust, Series 2007-12T1-A3	6.00%		06/25/2037	3,080,553
1,035,586	Countrywide Alternative Loan Trust, Series 2007-16CB-2A1 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	4.84%		08/25/2037	327,859
299,880	Countrywide Alternative Loan Trust, Series 2007-16CB-2A2 (-8 x 1 Month LIBOR USD + 54.58%, 0.00% Floor, 54.58% Cap)	18.01	% (j)	08/25/2037	430,807
56,624	Countrywide Alternative Loan Trust, Series 2007-17CB-1A10 (-5 x 1 Month LIBOR USD + 29.90%, 0.00% Floor, 29.90% Cap)	9.71	% (j)	08/25/2037	54,604
263,355	Countrywide Alternative Loan Trust, Series 2007-18CB-2A17	6.00%		08/25/2037	162,156
1,376,587	Countrywide Alternative Loan Trust, Series 2007-23CB-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 7.00% Cap)	4.89%		09/25/2037	624,205
1,352,263	Countrywide Alternative Loan Trust, Series 2007-23CB-A4 (-1 x 1 Month LIBOR USD + 6.50%, 0.00% Floor, 6.50% Cap)	2.11	% (i)(j)	09/25/2037	237,124
718,388	Countrywide Alternative Loan Trust, Series 2007-4CB-2A1	7.00%		03/25/2037	78,364

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,973,724	Countrywide Alternative Loan Trust, Series 2007-8CB-A1	5.50%		05/25/2037	3,387,611
5,112,561	Countrywide Alternative Loan Trust, Series 2007-OA8-2A1 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	4.75%		06/25/2047	3,737,660
58,498	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-5A5	5.50%		11/25/2035	43,959
651,224	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-8-1A3	5.25%		09/25/2035	533,399
3,035,076	Credit Suisse Mortgage Capital Certificates, Series 2009-3R-19A2	6.00	% (a)	01/27/2038	1,466,983
7,318,300	Credit-Based Asset Servicing and Securitization LLC, Series 2007-RP1-A (1 Month LIBOR USD + 0.31%, 0.31% Floor)	4.35	% (a)	05/25/2046	6,084,861
2,364,895	CSMC Mortgage-Backed Trust, Series 2006-4-6A1	6.00%		05/25/2036	1,031,435
19,564	CSMC Mortgage-Backed Trust, Series 2006-4-7A1	5.50%		09/25/2056	10,439
61,763	CSMC Mortgage-Backed Trust, Series 2007-1-3A1	6.00%		02/25/2057	10,896
10,879	CSMC Mortgage-Backed Trust, Series 2007-2-2A1	5.00%		03/25/2037	8,433
745,127	CSMC Trust, Series 2010-4R-3A17	6.00	% (a)(b)(c)	06/26/2037	651,924
31,398,393	CSMC Trust, Series 2020-RPL1-PT1	3.35	% (a)(b)	10/25/2069	24,967,139
9,035,400	CSMC Trust, Series 2020-RPL4-M1	2.50	% (a)	01/25/2060	6,904,296
3,522,809	CSMC Trust, Series 2021-JR1-A1	2.47	% (a)(b)	09/27/2066	3,365,734
7,201,681	Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA1-A1 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	4.54%		02/25/2047	4,265,563
4,953,617	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	4,208,480
4,610,945	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR2-2A1	3.49	% (b)	10/25/2035	3,786,781
431,769	Deutsche Mortgage Securities, Inc., Series 2006-PR1-3A1 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	6.08	% (a)(j)	04/15/2036	391,935
49,424	Deutsche Mortgage Securities, Inc., Series 2006-PR1-4AI2 (-2 x 1 Month LIBOR USD + 14.60%, 14.61% Cap)	6.36	% (a)(j)	04/15/2036	45,116
785,603	Deutsche Mortgage Securities, Inc., Series 2006-PR1-5AI4 (-1 x 1 Month LIBOR USD + 12.12%, 12.12% Cap)	6.08	% (a)(j)	04/15/2036	687,117
20,000,000	Federal Home Loan Mortgage Corporation STACR REMIC Trust, Series 2021-HQA2-M2 (Secured Overnight Financing Rate 30 Day Average + 2.05%, 0.00% Floor)	5.98	% (a)	12/25/2033	18,236,502
15,984,000	First Franklin Mortgage Loan Trust, Series 2006-FF15-A6 (1 Month LIBOR USD + 0.31%, 0.31% Floor)	4.70%		11/25/2036	13,053,142
11,111,803	First Franklin Mortgage Loan Trust, Series 2007-FF2-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	4.53%		03/25/2037	6,428,248
204,719	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2-1A5	6.00%		05/25/2036	93,461
2,683,820	First Horizon Alternative Mortgage Securities Trust, Series 2006-FA8-1A1	6.25%		02/25/2037	1,197,806
38,338	First Horizon Alternative Mortgage Securities Trust, Series 2006-RE1-A1	5.50	% (b)	05/25/2035	26,711
16,440,000	FMC GMSR Issuer Trust, Series 2021-GT2-A	3.85	% (a)(b)	10/25/2026	13,230,649
6,944,000	GCAT Trust, Series 2021-NQM6-M1	3.41	% (a)(b)	08/25/2066	4,515,844
1,460,058	GMACM Mortgage Loan Trust, Series 2006-J1-A6	5.75%		04/25/2036	1,238,731
7,546,000	GS Mortgage-Backed Securities Trust, Series 2020-NQM1-M1	3.29	% (a)(b)	09/27/2060	5,873,108
8,981	GSAA Home Equity Trust, Series 2005-7-AF5	5.11%		05/25/2035	8,750
952,379	GSAA Home Equity Trust, Series 2007-10-A1A	6.00%		11/25/2037	589,285
947,398	GSAA Home Equity Trust, Series 2007-10-A2A	6.50%		11/25/2037	432,341
1,486,689	GSR Mortgage Loan Trust, Series 2006-3F-4A1	6.00%		03/25/2036	1,297,862

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
22,702,102	GSR Mortgage Loan Trust, Series 2006-OA1-1A1 (1 Month LIBOR USD + 0.44%, 0.44% Floor)	4.83%		08/25/2046	5,495,984
89,256	GSR Mortgage Loan Trust, Series 2007-1F-2A2	5.50%		01/25/2037	170,549
11,354,125	Harborview Mortgage Loan Trust, Series 2005-7-2A1 (1 Month LIBOR USD + 0.57%, 0.57% Floor, 11.00% Cap)	4.91%		06/19/2045	7,214,672
2,577,106	Home Partners of America Trust, Series 2021-1-D	2.48	% (a)	09/17/2041	2,010,385
1,184,595	Home Partners of America Trust, Series 2021-1-E	2.58	% (a)	09/17/2041	908,872
1,333,106	Home Partners of America Trust, Series 2021-1-F	3.33	% (a)	09/17/2041	1,030,919
5,250,000	Homeward Opportunities Fund Trust, Series 2020-2-M1	3.90	% (a)(b)	05/25/2065	4,519,233
4,264,105	Homeward Opportunities Fund Trust, Series 2020-BPL1-A1	3.23	% (a)(e)	08/25/2025	4,255,791
22,749,416	HSI Asset Securitization Corporation Trust, Series 2006-HE1-1A1 (1 Month LIBOR USD + 0.28%, 0.28% Floor)	4.67%		10/25/2036	7,539,389
10,202,847	HSI Asset Securitization Corporation Trust, Series 2007-NC1-A3 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	4.22%		04/25/2037	7,097,763
25,653,378	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.54%, 0.54% Floor, 11.50% Cap)	4.93%		02/25/2037	22,964,327
2,728,000	Imperial Fund Mortgage Trust, Series 2021-NQM4-M1	3.45	% (a)(b)	01/25/2057	1,764,400
1,495,772	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A11 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	4.75%		07/25/2047	1,031,367
1,487,448	IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1-A24 (1 Month LIBOR USD + 0.62%, 0.62% Floor)	5.01%		07/25/2047	1,106,400
3,152,400	JP Morgan Alternative Loan Trust, Series 2005-A2-1M1 (1 Month LIBOR USD + 0.69%, 0.69% Floor, 11.50% Cap)	5.08%		01/25/2036	2,990,107
82,503	JP Morgan Alternative Loan Trust, Series 2006-S2-A4	6.69%		05/25/2036	81,671
2,998,412	JP Morgan Alternative Loan Trust, Series 2006-S3-A4	6.81%		08/25/2036	2,790,495
39,576	JP Morgan Alternative Loan Trust, Series 2006-S3-A6	6.62%		08/25/2036	37,427
38,000	JP Morgan Alternative Loan Trust, Series 2006-S4-A6	6.21%		12/25/2036	36,465
13,972,103	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC2-A5 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	4.89%		07/25/2036	6,450,195
16,548,143	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC3-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	4.69%		08/25/2036	11,655,124
13,609,962	JP Morgan Mortgage Acquisition Trust, Series 2006-WMC4-A5 (1 Month LIBOR USD + 0.21%, 0.21% Floor)	4.60%		12/25/2036	7,459,891
2,375,868	JP Morgan Mortgage Trust, Series 2006-S1-2A9	6.50%		04/25/2036	2,363,834
164,812	JP Morgan Mortgage Trust, Series 2007-S3-1A7	6.00%		08/25/2037	91,479
24,157,746	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00	% (a)	06/25/2058	20,336,464
7,000,000	Legacy Mortgage Asset Trust, Series 2021-GS3-A2	3.25	% (a)(e)	07/25/2061	5,778,474
3,599,235	Lehman Mortgage Trust, Series 2005-9N-1A1 (1 Month LIBOR USD + 0.27%, 0.27% Floor)	4.66%		02/25/2036	3,132,580
371,764	Lehman Mortgage Trust, Series 2006-3-1A5	6.00%		07/25/2036	193,040
26,118	Lehman Mortgage Trust, Series 2006-9-1A19 (-5 x 1 Month LIBOR USD + 30.68%, 0.00% Floor, 30.68% Cap)	10.49	% (j)	01/25/2037	25,416
522,323	Lehman Mortgage Trust, Series 2007-10-2A1	6.50%		01/25/2038	175,098
3,789,278	Lehman Mortgage Trust, Series 2007-1-1A2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	4.71%		02/25/2037	3,614,677
9,706,290	Lehman Mortgage Trust, Series 2007-15N-3A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	4.29%		08/25/2047	7,857,178
92,541	Lehman Mortgage Trust, Series 2007-2-1A1	5.75%		02/25/2037	64,021
9,495,211	Lehman Mortgage Trust, Series 2007-3-2A3 (1 Month LIBOR USD + 0.48%, 0.48% Floor)	4.87%		03/25/2037	8,554,293

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,200,000	LHOME Mortgage Trust, Series 2021-RTL1-A2	2.86	% (a)(b)	02/25/2026	3,740,917
35,330,623	Long Beach Mortgage Loan Trust, Series 2006-2-2A3 (1 Month LIBOR USD + 0.38%, 0.38% Floor)	4.77%		03/25/2046	13,026,712
13,581,800	Long Beach Mortgage Loan Trust, Series 2006-3-2A3 (1 Month LIBOR USD + 0.36%, 0.36% Floor)	4.75%		05/25/2046	4,593,575
15,793,976	Long Beach Mortgage Loan Trust, Series 2006-6-2A3 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	4.69%		07/25/2036	6,481,641
73,761	MASTR Alternative Loans Trust, Series 2005-2-3A1	6.00%		03/25/2035	62,942
4,727,919	MASTR Alternative Loans Trust, Series 2006-1-A5	6.00%		02/25/2036	2,388,541
33,026	MASTR Alternative Loans Trust, Series 2007-1-2A7	6.00%		10/25/2036	10,445
12,486,593	MASTR Asset Backed Securities Trust, Series 2005-NC2-A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	4.89%		11/25/2035	7,217,069
774,692	MASTR Asset Securitization Trust, Series 2006-2-1A11 (1 Month LIBOR USD + 6.00%, 6.00% Floor)	6.00%		06/25/2036	516,275
1,654,201	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A8	6.00%		03/25/2037	662,285
9,204,020	Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR4-A1 (1 Month LIBOR USD + 0.50%, 0.50% Floor)	4.89%		08/25/2037	7,761,888
5,906,059	Merrill Lynch Mortgage Investors Trust, Series 2007-MLN1-A1 (1 Month LIBOR USD + 0.25%, 0.25% Floor)	4.64%		03/25/2037	4,719,493
3,548,084	MFA Trust, Series 2021-NPL1-A1	2.36	% (a)(e)	03/25/2060	3,346,739
7,838,687	Morgan Stanley Capital Trust, Series 2006-HE5-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor)	4.67%		08/25/2036	4,150,358
19,538	Morgan Stanley Mortgage Loan Trust, Series 2004-1-1A1	5.00%		11/25/2033	14,617
472,880	Morgan Stanley Mortgage Loan Trust, Series 2005-7-7A4	5.50%		11/25/2035	429,949
1,722,224	Morgan Stanley Mortgage Loan Trust, Series 2006-7-3A	5.14	% (b)	06/25/2036	1,144,045
26,969,441	Morgan Stanley Mortgage Loan Trust, Series 2007-2AX-2A2 (1 Month LIBOR USD + 0.32%, 0.32% Floor)	4.71%		12/25/2036	10,915,962
7,960,129	Morgan Stanley Mortgage Loan Trust, Series 2007-7AX-2A1 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	4.63%		04/25/2037	2,377,026
211,545	Morgan Stanley Re-Remic Trust, Series 2010-R6-5C	5.75	% (a)(b)	05/26/2037	188,126
2,410,231	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1-A1	2.69	% (a)(b)	10/25/2060	2,320,427
16,123,358	MortgageIT Securities Corp Mortgage Loan Trust, Series 2007-1-2A11 (1 Month LIBOR USD + 0.44%, 0.44% Floor)	4.83%		06/25/2047	12,331,662
6,000,000	New Century Home Equity Loan Trust, Series 2005-B-M2 (1 Month LIBOR USD + 0.74%, 0.74% Floor)	5.12%		10/25/2035	4,948,138
166,193	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52	% (b)	01/25/2036	51,254
515,020	Nomura Home Equity Loan, Inc., Series 2006-AF1-A2	5.80	% (e)	10/25/2036	129,860
873,199	Nomura Home Equity Loan, Inc., Series 2007-1-1A1	6.06	% (e)	02/25/2037	252,647
7,289,834	NRPL Trust, Series 2019-3A-A1	6.00	% (a)(e)	07/25/2059	7,321,248
4,410,285	NRZ Excess Spread-Collateralized Notes, Series 2020-PLS1-A	3.84	% (a)	12/25/2025	4,024,730
32,632	Option One Mortgage Loan Trust, Series 2004-3-M3 (1 Month LIBOR USD + 0.98%, 0.98% Floor)	5.36%		11/25/2034	31,364
18,741,163	Option One Mortgage Loan Trust, Series 2007-6-1A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor)	4.58%		07/25/2037	15,081,975
1,915,469	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 3.70%, 2.70% Floor)	8.09	% (a)	11/27/2031	1,839,083
4,163,924	PMT Credit Risk Transfer Trust, Series 2020-1R-A (1 Month LIBOR USD + 2.35%, 2.35% Floor)	6.74	% (a)	02/27/2023	3,956,407
15,000,000	PMT Credit Risk Transfer Trust, Series 2021-FT1-A (1 Month LIBOR USD + 3.00%, 3.00% Floor)	7.39	% (a)	03/25/2026	14,581,632

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,814,666	PR Mortgage Loan Trust, Series 2014-1-APT	5.87	% (a)(b)	10/25/2049	5,258,133
5,666,598	Pretium Mortgage Credit Partners LLC, Series 2021-RN2-A1	1.74	% (a)(e)	07/25/2051	5,143,753
3,404,000	Progress Residential Trust, Series 2021-SFR6-E2	2.53	% (a)	07/17/2038	2,796,196
4,666,000	Progress Residential Trust, Series 2021-SFR6-F	3.42	% (a)	07/17/2038	3,885,908
5,100,000	Progress Residential Trust, Series 2021-SFR8-F	3.18	% (a)	10/17/2038	4,212,500
4,046,397	PRPM LLC, Series 2021-3-A1	1.87	% (a)(e)	04/25/2026	3,627,852
3,611,772	PRPM LLC, Series 2021-7-A1	1.87	% (a)(e)	08/25/2026	3,292,047
2,011,318	PRPM LLC, Series 2021-9-A1	2.36	% (a)(e)	10/25/2026	1,820,608
11,500,000	RAMP Trust, Series 2006-NC1-M2 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 14.00% Cap)	4.99%		01/25/2036	9,052,764
6,324,463	RBSGC Mortgage Loan Trust, Series 2005-A-3A	6.00%		04/25/2035	2,777,111
21,055,796	Redwood Funding Trust, Series 2019-1-PT	4.47	% (a)(e)	09/27/2024	20,592,355
137,819	Residential Accredit Loans, Inc., Series 2005-QS14-3A3	6.00%		09/25/2035	119,150
173,506	Residential Accredit Loans, Inc., Series 2006-QS10-A4	5.75%		08/25/2036	143,089
1,893,294	Residential Accredit Loans, Inc., Series 2006-QS10-A9	6.50%		08/25/2036	1,608,274
1,874,056	Residential Accredit Loans, Inc., Series 2006-QS4-A10	6.00%		04/25/2036	1,449,847
379,180	Residential Accredit Loans, Inc., Series 2006-QS6-1A15	6.00%		06/25/2036	306,656
7,871	Residential Accredit Loans, Inc., Series 2006-QS6-2A1	6.00%		12/25/2023	6,493
19,824,804	Residential Accredit Loans, Inc., Series 2007-QH5-AII (1 Month LIBOR USD + 0.46%, 0.46% Floor)	4.85%		06/25/2037	7,919,230
655,761	Residential Accredit Loans, Inc., Series 2007-QS3-A4	6.25%		02/25/2037	510,087
2,398,005	Residential Accredit Loans, Inc., Series 2007-QS9-A33	6.50%		07/25/2037	1,920,253
160,134	Residential Asset Securitization Trust, Series 2005-A10-A3	5.50%		09/25/2035	82,095
227,223	Residential Asset Securitization Trust, Series 2005-A11-2A4	6.00%		10/25/2035	119,540
1,617,352	Residential Asset Securitization Trust, Series 2006-A6-1A1	6.50%		07/25/2036	503,658
111,828	Residential Asset Securitization Trust, Series 2006-R1-A1 (-4 x 1 Month LIBOR USD + 28.40%, 0.00% Floor, 28.40% Cap)	10.85	% (c)(j)	01/25/2046	131,887
41,396	Residential Funding Mortgage Securities Trust, Series 2006-S10-1A2	6.00%		10/25/2036	32,957
415,181	Residential Funding Mortgage Securities Trust, Series 2007-S2-A4	6.00%		02/25/2037	328,082
329,506	Residential Funding Mortgage Securities Trust, Series 2007-S3-1A4	6.00%		03/25/2037	233,810
5,154,000	Residential Mortgage Loan Trust, Series 2020-1-M1	3.24	% (a)(b)	01/26/2060	4,292,251
7,695,758	Saxon Asset Securities Trust, Series 2005-2-M4 (1 Month LIBOR USD + 0.95%, 0.95% Floor, 11.50% Cap)	5.33%		10/25/2035	5,008,504
15,564,303	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A1 (1 Month LIBOR USD + 0.16%, 0.16% Floor, 100.00% Cap)	4.55	% (a)	04/25/2037	10,927,753
20,094,448	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2A (1 Month LIBOR USD + 0.07%, 0.07% Floor)	4.46%		04/25/2037	13,483,734
14,253,929	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2B (1 Month LIBOR USD + 0.22%, 0.22% Floor)	4.61%		04/25/2037	9,564,463
2,564,043	Securitized Asset Backed Receivables LLC Trust, Series 2007-BR3-A2C (1 Month LIBOR USD + 0.28%, 0.28% Floor)	4.67%		04/25/2037	1,720,474
20,215,245	Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	4.71%		12/25/2036	4,632,147
24,923,030	Securitized Mortgage Asset Loan Trust, Series 2015-1-PC	2.32	% (a)(b)	02/25/2054	21,331,196
3,637,108	Sequoia Mortgage Trust, Series 2007-3-2AA1	3.19	% (b)	07/20/2037	2,923,604
6,788,382	Soundview Home Loan Trust, Series 2007-OPT4-1A1 (1 Month LIBOR USD + 1.00%, 1.00% Floor)	5.39%		09/25/2037	4,750,250
5,910,000	Starwood Mortgage Residential Trust, Series 2020-1-B1	3.73	% (a)(b)	02/25/2050	4,717,592

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
11,163,520	Structured Asset Investment Loan Trust, Series 2006-BNC3-A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	4.57%		09/25/2036	7,083,394
793,572	Structured Asset Securities Corporation, Series 2005-RF1-A (1 Month LIBOR USD + 0.35%, 0.35% Floor)	4.74	% (a)	03/25/2035	746,724
793,572	Structured Asset Securities Corporation, Series 2005-RF1-AIO	0.40	% (a)(b)(i)	03/25/2035	3,799
6,586,672	VCAT LLC, Series 2021-NPL4-A1	1.87	% (a)(e)	08/25/2051	5,996,176
7,853,478	VCAT LLC, Series 2021-NPL6-A1	1.92	% (a)(e)	09/25/2051	6,878,206
1,260,481	Velocity Commercial Capital Loan Trust, Series 2018-1-M1	3.91	% (a)	04/25/2048	1,135,113
626,572	Velocity Commercial Capital Loan Trust, Series 2018-1-M2	4.26	% (a)	04/25/2048	556,944
389,613	Velocity Commercial Capital Loan Trust, Series 2018-1-M3	4.41	% (a)	04/25/2048	330,858
2,074,268	Velocity Commercial Capital Loan Trust, Series 2019-1-M1	3.94	% (a)(b)	03/25/2049	1,785,263
855,878	Velocity Commercial Capital Loan Trust, Series 2019-1-M2	4.01	% (a)(b)	03/25/2049	722,400
793,898	Velocity Commercial Capital Loan Trust, Series 2019-1-M3	4.12	% (a)(b)	03/25/2049	649,831
6,265,175	Verus Securitization Trust, Series 2021-5-A1	1.01	% (a)(b)	09/25/2066	5,031,885
16,691,683	Verus Securitization Trust, Series 2022-4-A1	4.47	% (a)(e)	04/25/2067	16,092,739
3,417,891	VOLT LLC, Series 2021-CF1-A1	1.99	% (a)(e)	08/25/2051	3,072,596
1,880,772	VOLT LLC, Series 2021-CF2-A1	2.49	% (a)(e)	11/27/2051	1,660,867
7,613,296	VOLT LLC, Series 2021-NP12-A1	2.73	% (a)(e)	12/26/2051	7,069,833
1,405,768	VOLT LLC, Series 2021-NPL1-A1	1.89	% (a)(e)	02/27/2051	1,220,490
4,655,370	VOLT LLC, Series 2021-NPL5-A1	2.12	% (a)(e)	03/27/2051	4,243,201
4,532,878	VOLT LLC, Series 2021-NPL6-A1	2.24	% (a)(e)	04/25/2051	4,010,612
77,364	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-1-2A	6.00%		03/25/2035	63,191
398,218	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-1-3A1	5.75%		02/25/2036	347,981
1,211,953	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-2-4CB	6.00%		03/25/2036	1,127,968
7,361,505	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A5	4.17%		10/25/2036	2,715,245
3,271,519	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-8-A6	4.17%		10/25/2036	1,207,626
4,668,278	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR13-1A (12 Month US Treasury Average + 0.88%, 0.88% Floor)	2.93%		10/25/2046	3,903,087
1,441,390	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR19-2A (12 Month US Treasury Average + 1.25%, 1.25% Floor)	3.30%		01/25/2047	1,286,262
7,368,847	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A2	6.00%		04/25/2037	5,926,318
5,168,061	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-2-1A3	6.00%		04/25/2037	4,156,359
730,371	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-3-A6	6.00%		04/25/2037	619,410
54,823	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A11 (-6 x 1 Month LIBOR USD + 39.48%, 0.00% Floor, 39.48% Cap)	13.15	% (j)	06/25/2037	66,208
6,527,863	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-5-A3	7.00%		06/25/2037	3,834,557
4,829,652	Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7-2A1	3.37	% (b)	07/25/2037	4,040,993
364,233	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	307,789

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
9,488	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14-A6	4.08	% (b)	08/25/2035	8,939
417,706	Wells Fargo Mortgage Backed Securities Trust, Series 2006-7-2A1	6.00%		06/25/2036	346,930
21,199	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	17,795

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $1,062,471,695)					887,150,007

US Corporate Bonds - 15.2%
12,386,000	AbbVie, Inc.	4.70%		05/14/2045	11,061,932
1,865,000	Academy Ltd.	6.00	% (a)	11/15/2027	1,788,173
1,145,000	Acrisure LLC	6.00	% (a)	08/01/2029	937,217
2,050,000	Acuris Finance, Inc.	5.00	% (a)	05/01/2028	1,646,017
2,910,000	AdaptHealth LLC	5.13	% (a)	03/01/2030	2,481,037
1,235,000	Advanced Drainage Systems, Inc.	5.00	% (a)	09/30/2027	1,153,583
610,000	Advanced Drainage Systems, Inc.	6.38	% (a)	06/15/2030	593,536
930,000	Aethon United Finance Corporation	8.25	% (a)	02/15/2026	923,584
3,245,000	Agree LP	2.60%		06/15/2033	2,452,580
3,596,000	Air Lease Corporation	1.88%		08/15/2026	3,127,699
286,000	Air Methods Corporation	8.00	% (a)(f)	05/15/2025	15,597
5,870,000	Alexandria Real Estate Equities, Inc.	3.00%		05/18/2051	3,736,435
1,125,000	Alliant Holdings Intermediate LLC	6.75	% (a)	10/15/2027	1,013,636
1,120,000	Allied Universal Holdco LLC	6.63	% (a)	07/15/2026	1,027,107
700,000	Allied Universal Holdco LLC	4.63	% (a)	06/01/2028	579,460
465,000	Allied Universal Holdco LLC	4.63	% (a)	06/01/2028	377,600
1,675,000	Allied Universal Holdco LLC	6.00	% (a)	06/01/2029	1,217,825
385,000	AMC Entertainment Holdings, Inc.	7.50	% (a)	02/15/2029	207,401
1,990,000	American Airlines, Inc.	5.75	% (a)	04/20/2029	1,822,364
2,290,000	American Airlines, Inc.	3.95%		07/11/2030	1,855,957
600,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	484,543
11,385,000	American Express Company	3.95%		08/01/2025	11,164,432
4,433,000	American Tower Corporation	3.38%		10/15/2026	4,150,706
1,040,000	AmWINS Group, Inc.	4.88	% (a)	06/30/2029	883,425
989,000	Antero Midstream Partners LP	5.75	% (a)	03/01/2027	936,659
995,000	Antero Resources Corporation	5.38	% (a)	03/01/2030	923,818
4,650,000	Anthem, Inc.	2.38%		01/15/2025	4,417,655
2,385,000	Arconic Corporation	6.13	% (a)	02/15/2028	2,241,864
300,000	Ardagh Packaging Finance, Inc.	5.25	% (a)	04/30/2025	285,986
1,475,000	Ardagh Packaging Finance, Inc.	5.25	% (a)	08/15/2027	1,105,250
5,320,000	Arrow Electronics, Inc.	3.88%		01/12/2028	4,842,182
845,000	Ashton Woods Finance Company	4.63	% (a)	04/01/2030	679,304
1,840,000	ASP Unifrax Holdings, Inc.	5.25	% (a)	09/30/2028	1,483,025
1,410,000	AssuredPartners, Inc.	5.63	% (a)	01/15/2029	1,162,319
3,990,000	AT&T, Inc.	2.75%		06/01/2031	3,316,619
17,295,000	AT&T, Inc.	3.50%		09/15/2053	11,750,830
7,805,000	AT&T, Inc.	3.55%		09/15/2055	5,242,933
13,705,000	Athene Global Funding	4.73	% (a)(d)	08/19/2024	13,373,137
10,105,000	Aviation Capital Group LLC	1.95	% (a)	09/20/2026	8,572,981
3,700,000	Bank Leumi (Secured Overnight Financing Rate + 1.75%)	4.83%		07/22/2026	3,660,384

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
14,470,000	Bank of America Corporation (5 Year CMT Rate + 1.20%)	2.48%		09/21/2036	10,665,215
3,995,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.11%)	3.84%		04/25/2025	3,902,462
4,985,000	Bank of America Corporation (Secured Overnight Financing Rate + 1.21%)	2.57%		10/20/2032	3,916,624
585,000	Bausch Health Companies, Inc.	6.13	% (a)	02/01/2027	404,165
1,290,000	Bausch Health Companies, Inc.	4.88	% (a)	06/01/2028	822,906
467,000	Bausch Health Companies, Inc.	11.00	% (a)	09/30/2028	366,522
93,000	Bausch Health Companies, Inc.	14.00	% (a)	10/15/2030	55,674
1,140,000	BCPE Empire Holdings, Inc.	7.63	% (a)	05/01/2027	1,023,754
7,380,000	Berkshire Hathaway Energy Company	4.60	% (a)	05/01/2053	6,449,019
5,540,000	Berkshire Hathaway Finance Corporation	2.85%		10/15/2050	3,726,117
3,190,000	Berkshire Hathaway Finance Corporation	3.85%		03/15/2052	2,559,551
4,600,000	Berry Global, Inc.	1.65%		01/15/2027	3,940,488
6,984,000	Boeing Company	2.95%		02/01/2030	5,930,228
4,155,000	Boeing Company	3.75%		02/01/2050	2,870,084
125,000	Boxer Parent Company, Inc.	7.13	% (a)	10/02/2025	121,761
2,100,000	Boyne USA, Inc.	4.75	% (a)	05/15/2029	1,861,271
5,665,000	BP Capital Markets America, Inc.	2.94%		06/04/2051	3,755,897
6,070,000	BP Capital Markets America, Inc.	3.00%		03/17/2052	4,029,259
3,065,000	Brighthouse Financial Global Funding	1.00	% (a)	04/12/2024	2,887,611
3,885,000	Brighthouse Financial Global Funding	2.00	% (a)	06/28/2028	3,210,553
10,845,000	Broadcom, Inc.	3.42	% (a)	04/15/2033	8,724,654
14,010,000	Brooklyn Union Gas Company	4.49	% (a)	03/04/2049	10,767,083
1,270,000	Builders FirstSource, Inc.	4.25	% (a)	02/01/2032	1,031,853
1,495,000	Caesars Entertainment, Inc.	4.63	% (a)	10/15/2029	1,219,315
1,495,000	Callon Petroleum Company	7.50	% (a)	06/15/2030	1,369,868
890,000	Calpine Corporation	4.50	% (a)	02/15/2028	795,823
555,000	Calpine Corporation	5.13	% (a)	03/15/2028	496,352
600,000	Calpine Corporation	4.63	% (a)	02/01/2029	515,795
3,335,000	Capital One Financial Corporation (Secured Overnight Financing Rate + 2.16%)	4.99%		07/24/2026	3,269,552
1,915,000	Carnival Corporation	5.75	% (a)	03/01/2027	1,370,700
1,465,000	Carnival Corporation	9.88	% (a)	08/01/2027	1,386,850
11,515,000	Carrier Global Corporation	3.38%		04/05/2040	8,784,091
525,000	Carvana Corporation	5.63	% (a)	10/01/2025	236,731
749,000	Castle US Holding Corporation	9.50	% (a)	02/15/2028	298,196
650,000	Catalent Pharma Solutions, Inc.	3.50	% (a)	04/01/2030	514,062
2,520,000	CCO Holdings LLC	4.75	% (a)	03/01/2030	2,179,044
1,275,000	CCO Holdings LLC	4.50	% (a)	08/15/2030	1,056,223
1,200,000	CCO Holdings LLC	4.75	% (a)	02/01/2032	975,294
1,190,000	CCO Holdings LLC	4.25	% (a)	01/15/2034	880,600
1,830,000	Cedar Fair LP	5.25%		07/15/2029	1,646,367
1,520,000	Cengage Learning, Inc.	9.50	% (a)	06/15/2024	1,451,957
10,845,000	Centene Corporation	2.50%		03/01/2031	8,506,797
6,180,000	CF Industries, Inc.	5.38%		03/15/2044	5,580,243
5,701,000	Charter Communications Operating LLC	4.91%		07/23/2025	5,593,068

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,490,000	Charter Communications Operating LLC	3.50%		03/01/2042	4,179,783
1,219,000	Chesapeake Energy Corporation	5.88	% (a)	02/01/2029	1,156,746
12,650,000	Citigroup, Inc. (3 Month LIBOR USD + 1.10%)	5.75%		05/17/2024	12,670,656
2,815,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.69%)	2.01%		01/25/2026	2,610,996
2,255,000	Citigroup, Inc. (Secured Overnight Financing Rate + 1.28%)	3.07%		02/24/2028	2,036,174
770,000	Clarivate Science Holdings Corporation	4.88	% (a)	07/01/2029	655,770
460,000	Clean Harbors, Inc.	5.13	% (a)	07/15/2029	427,444
240,000	Clear Channel Outdoor Holdings, Inc.	7.75	% (a)	04/15/2028	175,513
835,000	Clear Channel Outdoor Holdings, Inc.	7.50	% (a)	06/01/2029	614,681
1,265,000	Clearway Energy Operating LLC	4.75	% (a)	03/15/2028	1,169,487
2,450,000	CNX Midstream Partners LP	4.75	% (a)	04/15/2030	2,013,814
1,210,000	CNX Resources Corporation	6.00	% (a)	01/15/2029	1,115,171
425,000	CNX Resources Corporation	7.38	% (a)	01/15/2031	407,945
4,005,000	Comcast Corporation	3.95%		10/15/2025	3,926,408
6,965,000	Comcast Corporation	3.40%		04/01/2030	6,367,668
725,000	CommScope Technologies LLC	5.00	% (a)	03/15/2027	493,567
1,500,000	CommScope, Inc.	4.75	% (a)	09/01/2029	1,212,112
805,000	Community Health Systems, Inc.	6.00	% (a)	01/15/2029	674,413
785,000	Community Health Systems, Inc.	6.88	% (a)	04/15/2029	404,929
1,110,000	Community Health Systems, Inc.	4.75	% (a)	02/15/2031	807,963
1,095,000	Consolidated Communications, Inc.	5.00	% (a)	10/01/2028	808,950
3,495,000	Constellation Brands, Inc.	3.15%		08/01/2029	3,070,271
2,995,000	Constellation Brands, Inc.	2.88%		05/01/2030	2,556,364
4,950,000	Continental Resources, Inc.	2.27	% (a)	11/15/2026	4,295,396
1,233,000	Cornerstone Building Brands, Inc.	6.13	% (a)	01/15/2029	870,338
5,495,000	Corporate Office Properties LP	2.90%		12/01/2033	3,913,193
1,240,000	Coty, Inc.	5.00	% (a)	04/15/2026	1,177,581
740,000	Coty, Inc.	6.50	% (a)	04/15/2026	711,547
3,085,000	CQP Holdco LP	5.50	% (a)	06/15/2031	2,700,548
13,620,000	Crown Castle International Corporation	3.65%		09/01/2027	12,672,975
2,940,000	CSC Holdings LLC	5.75	% (a)	01/15/2030	1,664,613
1,050,000	CSI Compressco LP	7.50	% (a)	04/01/2025	983,409
14,115,000	CSX Corporation	3.80%		11/01/2046	11,147,250
1,225,000	CVR Nitrogen Finance Corporation	6.13	% (a)	06/15/2028	1,100,550
522,827	CWT Travel Group, Inc.	8.50	% (a)	11/19/2026	444,455
410,000	Dana, Inc.	5.38%		11/15/2027	381,028
965,000	Dana, Inc.	5.63%		06/15/2028	879,565
285,000	Dana, Inc.	4.25%		09/01/2030	230,021
1,177,000	Dealer Tire LLC	8.00	% (a)	02/01/2028	1,037,471
1,215,000	Diamond Sports Group LLC	5.38	% (a)	08/15/2026	144,281
12,376,000	Dick’s Sporting Goods, Inc.	3.15%		01/15/2032	9,689,660
3,330,000	Dick’s Sporting Goods, Inc.	4.10%		01/15/2052	2,159,159
3,500,000	Digital Realty Trust LP	3.70%		08/15/2027	3,253,469
3,000,000	Digital Realty Trust LP	3.60%		07/01/2029	2,685,877
1,515,000	DirectTV Financing LLC	5.88	% (a)	08/15/2027	1,358,288
14,685,000	Discover Financial Services	4.10%		02/09/2027	13,839,859

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
345,000	DISH DBS Corporation	5.88%		11/15/2024	321,296
1,275,000	DISH DBS Corporation	5.75	% (a)	12/01/2028	1,020,000
620,000	DISH DBS Corporation	5.13%		06/01/2029	401,131
3,180,000	Dollar General Corporation	4.25%		09/20/2024	3,138,417
11,358,000	Dollar Tree, Inc.	4.00%		05/15/2025	11,098,752
1,570,000	Dollar Tree, Inc.	3.38%		12/01/2051	1,060,941
5,585,000	DTE Energy Company	4.22%		11/01/2024	5,493,784
4,400,000	DTE Energy Company	2.95%		03/01/2030	3,748,956
1,265,000	Duke Energy Carolinas LLC	2.85%		03/15/2032	1,073,936
3,840,000	Duke Energy Corporation	4.30%		03/15/2028	3,702,021
10,910,000	Duke Energy Corporation	3.95%		08/15/2047	8,286,179
2,075,000	Dun & Bradstreet Corporation	5.00	% (a)	12/15/2029	1,778,406
1,435,000	Elevance Health, Inc.	4.55%		05/15/2052	1,254,442
926,000	Embarq Corporation	8.00%		06/01/2036	432,632
795,000	Emergent BioSolutions, Inc.	3.88	% (a)	08/15/2028	396,463
620,000	Encompass Health Corporation	4.50%		02/01/2028	564,169
215,000	Encompass Health Corporation	4.75%		02/01/2030	189,146
1,430,000	Encompass Health Corporation	4.63%		04/01/2031	1,231,404
500,000	Endo Luxembourg Finance Company SARL	6.00	% (a)(f)	07/15/2023	27,500
630,000	Endo Luxembourg Finance Company SARL	6.13	% (a)	04/01/2029	479,098
865,000	Energizer Holdings, Inc.	6.50	% (a)	12/31/2027	824,292
5,905,000	Energy Transfer LP	4.75%		01/15/2026	5,758,250
4,090,000	Energy Transfer LP	4.40%		03/15/2027	3,891,307
7,625,000	Energy Transfer LP	5.00%		05/15/2044	6,252,353
3,785,000	Entergy Corporation	2.80%		06/15/2030	3,205,680
1,235,000	EQM Midstream Partners LP	4.75	% (a)	01/15/2031	1,012,027
6,985,000	Equinix, Inc.	1.80%		07/15/2027	5,989,384
3,954,000	Exelon Corporation	3.40%		04/15/2026	3,759,051
2,330,000	Exelon Corporation	4.10	% (a)	03/15/2052	1,874,208
3,335,000	Expedia Group, Inc.	5.00%		02/15/2026	3,294,881
5,961,000	Expedia Group, Inc.	3.80%		02/15/2028	5,482,583
2,229,000	Expedia Group, Inc.	3.25%		02/15/2030	1,895,714
968,000	Expedia Group, Inc.	2.95%		03/15/2031	780,684
5,580,000	Exxon Mobil Corporation	4.23%		03/19/2040	5,045,593
990,000	Ferrellgas LP	5.38	% (a)	04/01/2026	901,788
1,580,000	Fertitta Entertainment LLC	6.75	% (a)	01/15/2030	1,277,390
7,620,000	Flowserve Corporation	2.80%		01/15/2032	5,725,865
4,065,000	Ford Motor Company	3.25%		02/12/2032	3,055,749
1,600,000	Ford Motor Credit Company LLC	4.39%		01/08/2026	1,494,008
1,200,000	Ford Motor Credit Company LLC	4.95%		05/28/2027	1,121,724
1,670,000	Ford Motor Credit Company LLC	3.63%		06/17/2031	1,314,053
6,550,000	Fortinet, Inc.	1.00%		03/15/2026	5,741,071
1,610,000	Fortress Transportation and Infrastructure Investors LLC	5.50	% (a)	05/01/2028	1,375,632
390,000	Frontier Communications Holdings LLC	5.88	% (a)	10/15/2027	363,000
800,000	Frontier Communications Holdings LLC	5.00	% (a)	05/01/2028	699,208
100,392	Frontier Communications Holdings LLC	5.88%		11/01/2029	77,801

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
1,395,000	Frontier Communications Holdings LLC	6.00	% (a)	01/15/2030	1,097,688
1,180,000	Full House Resorts, Inc.	8.25	% (a)	02/15/2028	1,046,141
1,295,000	Gap, Inc.	3.88	% (a)	10/01/2031	905,315
1,140,000	GCI LLC	4.75	% (a)	10/15/2028	959,556
7,115,000	General Motors Financial Company, Inc.	2.40%		10/15/2028	5,912,710
7,365,000	General Motors Financial Company, Inc.	3.10%		01/12/2032	5,788,951
6,360,000	Georgia Power Company	2.20%		09/15/2024	6,069,215
16,594,000	Georgia Power Company	3.25%		03/15/2051	11,496,551
1,059,000	Glatfelter Corporation	4.75	% (a)	11/15/2029	638,154
1,955,000	Global Access, Inc.	5.00	% (a)	07/15/2029	1,681,821
1,913,912	Global Aircraft Leasing Company (7.25% PIK)	6.50	% (a)	09/15/2024	1,630,941
6,620,000	Global Payments, Inc.	4.95%		08/15/2027	6,432,310
13,448,000	Goldman Sachs Group, Inc. (3 Month LIBOR USD + 1.17%)	5.78%		05/15/2026	13,363,549
4,340,000	Goldman Sachs Group, Inc. (Secured Overnight Financing Rate + 0.82%)	5.10%		09/10/2027	4,130,123
1,760,000	Goodyear Tire & Rubber Company	5.25%		07/15/2031	1,441,862
615,000	GrafTech Finance, Inc.	4.63	% (a)	12/15/2028	505,956
1,295,000	Griffon Corporation	5.75%		03/01/2028	1,186,932
665,000	Group 1 Automotive, Inc.	4.00	% (a)	08/15/2028	563,993
635,971	Gulfport Energy Corporation	8.00	% (a)	05/17/2026	620,883
2,797,000	Halliburton Company	2.92%		03/01/2030	2,404,218
6,120,000	HCA, Inc.	4.13%		06/15/2029	5,599,807
5,405,000	Health Care Service Corporation and Mutual Legal Reserve Company	3.20	% (a)	06/01/2050	3,725,850
2,030,000	Helios Software Holdings, Inc.	4.63	% (a)	05/01/2028	1,550,818
810,000	Hertz Corporation	5.00	% (a)	12/01/2029	615,519
1,075,000	Hess Midstream Operations LP	5.13	% (a)	06/15/2028	995,952
2,370,000	Hess Midstream Operations LP	4.25	% (a)	02/15/2030	2,029,362
1,355,000	Hess Midstream Operations LP	5.50	% (a)	10/15/2030	1,241,459
1,200,000	H-Food Holdings LLC	8.50	% (a)	06/01/2026	697,896
975,000	Hightower Holding LLC	6.75	% (a)	04/15/2029	819,554
1,797,000	Hilcorp Energy LP	6.25	% (a)	11/01/2028	1,629,475
315,000	Hilcorp Energy LP	5.75	% (a)	02/01/2029	280,826
7,239,000	Host Hotels & Resorts LP	2.90%		12/15/2031	5,555,004
12,910,000	Hyundai Capital America	2.65	% (a)	02/10/2025	12,151,484
1,300,000	Icahn Enterprises LP	5.25%		05/15/2027	1,193,140
230,000	iHeartCommunications, Inc.	8.38%		05/01/2027	196,072
960,000	iHeartCommunications, Inc.	5.25	% (a)	08/15/2027	814,717
1,875,000	II-VI, Inc.	5.00	% (a)	12/15/2029	1,619,494
4,340,000	Illumina, Inc.	0.55%		03/23/2023	4,295,902
1,275,000	Illuminate Buyer LLC	9.00	% (a)	07/01/2028	1,069,536
1,435,000	Installed Building Products, Inc.	5.75	% (a)	02/01/2028	1,292,541
6,111,000	Invitation Homes Operating Partnership LP	2.70%		01/15/2034	4,473,758
1,380,000	Iron Mountain, Inc.	4.88	% (a)	09/15/2029	1,205,954
850,000	Iron Mountain, Inc.	4.50	% (a)	02/15/2031	700,566
750,000	JELD-WEN, Inc.	4.63	% (a)	12/15/2025	629,160

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,420,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 0.92%)	2.60%		02/24/2026	4,159,042
5,210,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.02%)	2.07%		06/01/2029	4,360,381
7,365,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.25%)	2.58%		04/22/2032	5,917,448
7,100,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.26%)	2.96%		01/25/2033	5,797,205
1,295,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 1.99%)	4.85%		07/25/2028	1,264,471
8,800,000	JPMorgan Chase & Company (Secured Overnight Financing Rate + 2.04%)	2.52%		04/22/2031	7,220,362
10,144,000	Kinder Morgan Energy Partners LP	6.95%		01/15/2038	10,774,853
380,000	LD Holdings Group LLC	6.50	% (a)	11/01/2025	256,670
185,000	LD Holdings Group LLC	6.13	% (a)	04/01/2028	112,202
1,300,000	Leeward Renewable Energy Operations LLC	4.25	% (a)	07/01/2029	1,112,368
1,320,000	Legacy LifePoint Health LLC	4.38	% (a)	02/15/2027	1,118,568
1,015,000	Legends Hospitality Holding Company LLC	5.00	% (a)	02/01/2026	904,619
530,000	Level 3 Financing, Inc.	3.75	% (a)	07/15/2029	381,971
1,260,000	LFS Topco LLC	5.88	% (a)	10/15/2026	1,018,347
895,000	LifePoint Health, Inc.	5.38	% (a)	01/15/2029	506,964
920,000	Lions Gate Capital Holdings LLC	5.50	% (a)	04/15/2029	534,609
3,760,000	Lowe’s Companies, Inc.	4.40%		09/08/2025	3,707,716
3,775,000	Lowe’s Companies, Inc.	5.63%		04/15/2053	3,635,218
1,745,000	LSF9 Atlantis Holdings LLC	7.75	% (a)	02/15/2026	1,546,611
880,000	Lumen Technologies, Inc.	5.13	% (a)	12/15/2026	766,396
535,000	Lumen Technologies, Inc.	4.00	% (a)	02/15/2027	454,580
1,235,000	M/I Homes, Inc.	4.95%		02/01/2028	1,099,199
1,030,000	Madison IAQ LLC	4.13	% (a)	06/30/2028	862,625
1,010,000	Madison IAQ LLC	5.88	% (a)	06/30/2029	694,152
7,065,000	Magallanes, Inc.	3.76	% (a)	03/15/2027	6,372,298
4,829,000	Marathon Petroleum Corporation	5.13%		12/15/2026	4,806,092
6,580,000	Marriott International, Inc.	3.13%		06/15/2026	6,168,015
8,075,000	Marriott International, Inc.	2.75%		10/15/2033	6,183,413
10,955,000	Marvell Technology, Inc.	4.20%		06/22/2023	10,893,736
6,750,000	Massachusetts Mutual Life Insurance Company	3.20	% (a)	12/01/2061	4,155,171
1,085,000	Match Group Holdings LLC	5.00	% (a)	12/15/2027	1,000,066
6,465,000	McDonald’s Corporation	4.45%		03/01/2047	5,636,942
1,085,000	McGraw-Hill Education, Inc.	5.75	% (a)	08/01/2028	913,391
1,700,000	Medline Borrower LP	5.25	% (a)	10/01/2029	1,353,293
1,130,000	Metis Merger Sub LLC	6.50	% (a)	05/15/2029	950,085
50,000	Metropolitan Edison Company	4.00	% (a)	04/15/2025	47,893
830,000	Michaels Companies, Inc.	5.25	% (a)	05/01/2028	668,761
1,160,000	Michaels Companies, Inc.	7.88	% (a)	05/01/2029	777,140
1,238,000	Midwest Gaming Borrower LLC	4.88	% (a)	05/01/2029	1,054,979
1,380,000	Minerva Merger Sub, Inc.	6.50	% (a)	02/15/2030	1,019,554
600,000	ModivCare Escrow Issuer, Inc.	5.00	% (a)	10/01/2029	506,760
810,000	ModivCare, Inc.	5.88	% (a)	11/15/2025	761,899

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,660,000	Monongahela Power Company	5.40	% (a)	12/15/2043	4,511,981
2,430,000	Morgan Stanley (Secured Overnight Financing Rate + 1.29%)	2.94%		01/21/2033	1,972,106
15,579,000	Morgan Stanley (Secured Overnight Financing Rate + 1.36%)	2.48%		09/16/2036	11,332,008
4,590,000	Morgan Stanley (Secured Overnight Financing Rate + 1.61%)	4.21%		04/20/2028	4,372,565
4,330,000	Morgan Stanley (Secured Overnight Financing Rate + 1.67%)	4.68%		07/17/2026	4,259,958
342,000	Moss Creek Resources Holdings, Inc.	7.50	% (a)	01/15/2026	308,881
1,250,000	MPLX LP	4.00%		03/15/2028	1,164,871
940,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	861,797
1,020,000	Nabors Industries Ltd.	7.25	% (a)	01/15/2026	962,859
1,635,000	Nasdaq, Inc.	3.95%		03/07/2052	1,250,223
1,845,000	National Rural Utilities Cooperative Finance Corporation	5.45%		10/30/2025	1,869,056
1,975,000	Nationstar Mortgage Holdings, Inc.	5.75	% (a)	11/15/2031	1,538,130
955,000	Navient Corporation	5.00%		03/15/2027	837,691
1,185,000	NCL Corporation Ltd.	5.88	% (a)	03/15/2026	932,832
6,163,000	NetApp, Inc.	1.88%		06/22/2025	5,666,098
765,000	Netflix, Inc.	5.38	% (a)	11/15/2029	743,408
550,000	Netflix, Inc.	4.88	% (a)	06/15/2030	513,853
505,000	News Corporation	5.13	% (a)	02/15/2032	460,280
4,950,000	NextEra Energy Capital Holdings, Inc.	4.26%		09/01/2024	4,886,040
3,500,000	NextEra Energy Capital Holdings, Inc.	2.25%		06/01/2030	2,886,193
845,000	NFP Corporation	4.88	% (a)	08/15/2028	720,443
1,015,000	NGL Energy Operating LLC	7.50	% (a)	02/01/2026	905,503
410,000	NGL Energy Partners LP	7.50%		04/15/2026	314,276
2,988,000	NGPL PipeCo LLC	3.25	% (a)	07/15/2031	2,438,271
8,995,000	Northrop Grumman Corporation	5.15%		05/01/2040	8,783,836
4,395,000	NRG Energy, Inc.	2.00	% (a)	12/02/2025	3,924,636
1,715,000	NRG Energy, Inc.	3.63	% (a)	02/15/2031	1,306,869
1,650,000	NuStar Logistics LP	6.00%		06/01/2026	1,591,635
940,000	Oasis Petroleum, Inc.	6.38	% (a)	06/01/2026	916,801
1,075,000	Occidental Petroleum Corporation	6.63%		09/01/2030	1,113,308
1,570,000	Occidental Petroleum Corporation	6.13%		01/01/2031	1,587,450
650,000	Occidental Petroleum Corporation	6.45%		09/15/2036	664,466
660,000	Occidental Petroleum Corporation	6.60%		03/15/2046	680,622
1,885,000	Olympus Water US Holding Corporation	4.25	% (a)	10/01/2028	1,532,795
1,100,000	Olympus Water US Holding Corporation	6.25	% (a)	10/01/2029	836,557
850,000	OneMain Finance Corporation	6.88%		03/15/2025	818,469
280,000	OneMain Finance Corporation	7.13%		03/15/2026	266,871
825,000	OneMain Finance Corporation	5.38%		11/15/2029	676,137
3,330,000	ONEOK, Inc.	3.40%		09/01/2029	2,884,984
3,265,000	Oracle Corporation	6.25%		11/09/2032	3,427,532
2,280,000	Oracle Corporation	3.80%		11/15/2037	1,813,354
8,865,000	Oracle Corporation	3.85%		04/01/2060	5,929,327
2,470,000	Organon & Company	5.13	% (a)	04/30/2031	2,143,059
1,800,000	Owens & Minor, Inc.	6.63	% (a)	04/01/2030	1,549,260
7,272,000	Owens Corning	4.40%		01/30/2048	5,665,749
7,693,000	Pacific Gas and Electric Company	2.50%		02/01/2031	5,986,436

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,622,000	Packaging Corporation of America	3.40%		12/15/2027	6,090,871
953,000	Par Petroleum LLC	7.75	% (a)	12/15/2025	919,345
875,000	Park Intermediate Holdings LLC	4.88	% (a)	05/15/2029	741,825
3,325,000	Parker-Hannifin Corporation	4.25%		09/15/2027	3,231,559
335,000	PBF Holding Company LLC	6.00%		02/15/2028	299,398
905,000	PECF USS Intermediate Holding Corporation	8.00	% (a)	11/15/2029	589,146
2,085,000	Penn National Gaming, Inc.	5.63	% (a)	01/15/2027	1,893,847
940,000	Penn National Gaming, Inc.	4.13	% (a)	07/01/2029	743,825
1,575,000	PennyMac Financial Services, Inc.	4.25	% (a)	02/15/2029	1,230,672
6,000,000	Penske Truck Leasing Company LP	4.20	% (a)	04/01/2027	5,638,497
4,055,000	PepsiCo, Inc.	3.60%		02/18/2028	3,889,835
1,450,000	Performance Food Group, Inc.	5.50	% (a)	10/15/2027	1,370,670
1,175,000	Performance Food Group, Inc.	4.25	% (a)	08/01/2029	1,019,665
1,095,000	PetSmart, Inc.	7.75	% (a)	02/15/2029	1,030,469
1,200,000	Pike Corporation	5.50	% (a)	09/01/2028	1,051,044
1,862,000	Pioneer Natural Resources Company	1.90%		08/15/2030	1,462,352
430,000	Post Holdings, Inc.	5.50	% (a)	12/15/2029	390,010
303,000	Post Holdings, Inc.	4.63	% (a)	04/15/2030	262,042
1,090,000	Premier Entertainment Sub LLC	5.63	% (a)	09/01/2029	805,183
1,175,000	Prime Security Services Borrower LLC	6.25	% (a)	01/15/2028	1,071,858
6,870,000	Prudential Financial, Inc.	3.91%		12/07/2047	5,504,168
950,000	Radiate Holdco LLC	4.50	% (a)	09/15/2026	699,466
745,000	Radiology Partners, Inc.	9.25	% (a)	02/01/2028	419,386
8,375,000	Raytheon Technologies Corporation	3.03%		03/15/2052	5,717,899
1,560,000	Realogy Group LLC	5.25	% (a)	04/15/2030	1,140,064
765,000	Rent-A-Center, Inc.	6.38	% (a)	02/15/2029	619,840
650,000	Roller Bearing Company of America, Inc.	4.38	% (a)	10/15/2029	562,867
1,475,000	Royal Caribbean Cruises Ltd.	5.50	% (a)	08/31/2026	1,242,687
8,560,000	Royalty Pharma PLC	3.30%		09/02/2040	5,971,124
1,050,000	RP Escrow Issuer LLC	5.25	% (a)	12/15/2025	803,146
5,293,000	Sabine Pass Liquefaction LLC	5.00%		03/15/2027	5,198,008
1,595,000	Sabra Health Care LP	3.20%		12/01/2031	1,190,431
3,060,000	Santander Holdings USA, Inc. (Secured Overnight Financing Rate + 1.25%)	2.49%		01/06/2028	2,629,487
880,000	Schweitzer-Mauduit International, Inc.	6.88	% (a)	10/01/2026	778,686
1,535,000	Scientific Games Holdings LP	6.63	% (a)	03/01/2030	1,298,610
1,450,000	Scotts Miracle-Gro Company	4.50%		10/15/2029	1,177,110
350,000	Scripps Escrow, Inc.	5.88	% (a)	07/15/2027	312,928
580,000	Scripps Escrow, Inc.	3.88	% (a)	01/15/2029	466,303
1,250,000	SEG Holding LLC	5.63	% (a)	10/15/2028	1,178,775
1,540,000	Select Medical Corporation	6.25	% (a)	08/15/2026	1,467,451
1,100,000	Sirius XM Radio, Inc.	5.50	% (a)	07/01/2029	1,006,538
690,000	Sirius XM Radio, Inc.	4.13	% (a)	07/01/2030	570,951
14,298,000	Smithfield Foods, Inc.	4.25	% (a)	02/01/2027	13,187,093
1,640,000	Sonic Automotive, Inc.	4.63	% (a)	11/15/2029	1,315,293
5,365,000	Southern Company (5 Year CMT Rate + 2.92%)	3.75%		09/15/2051	4,345,389

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
4,595,000	Southwestern Electric Power Company	3.25%		11/01/2051	3,040,919
1,215,000	Southwestern Energy Company	5.38%		02/01/2029	1,128,134
1,350,000	Southwestern Energy Company	4.75%		02/01/2032	1,156,295
1,230,000	Spectrum Brands, Inc.	5.00	% (a)	10/01/2029	1,066,479
975,000	SRS Distribution, Inc.	4.63	% (a)	07/01/2028	865,547
1,130,000	SRS Distribution, Inc.	6.13	% (a)	07/01/2029	915,097
1,090,000	Staples, Inc.	7.50	% (a)	04/15/2026	940,387
480,000	Staples, Inc.	10.75	% (a)	04/15/2027	346,406
950,000	Station Casinos LLC	4.63	% (a)	12/01/2031	763,276
1,470,000	Suburban Propane Partners LP	5.00	% (a)	06/01/2031	1,251,349
1,550,000	SunCoke Energy, Inc.	4.88	% (a)	06/30/2029	1,332,516
635,000	Sunoco LP	6.00%		04/15/2027	626,376
475,000	Sunoco LP	4.50%		05/15/2029	416,169
510,000	SWF Escrow Issuer Corporation	6.50	% (a)	10/01/2029	296,182
10,715,000	Synchrony Financial	3.95%		12/01/2027	9,573,496
8,600,000	Sysco Corporation	3.30%		02/15/2050	5,934,434
950,000	Tenet Healthcare Corporation	6.25	% (a)	02/01/2027	914,413
835,000	Tenet Healthcare Corporation	6.13	% (a)	10/01/2028	749,354
1,500,000	Tenet Healthcare Corporation	6.13	% (a)	06/15/2030	1,431,832
4,310,000	The Interpublic Group of Companies, Inc.	5.40%		10/01/2048	3,960,314
6,395,000	T-Mobile USA, Inc.	2.25%		02/15/2026	5,829,113
6,410,000	T-Mobile USA, Inc.	3.40%		10/15/2052	4,335,943
460,000	Townsquare Media, Inc.	6.88	% (a)	02/01/2026	408,826
1,720,000	TransDigm, Inc.	5.50%		11/15/2027	1,618,658
1,124,375	Transocean Poseidon Ltd.	6.88	% (a)	02/01/2027	1,095,928
1,320,000	Trident TPI Holdings, Inc.	6.63	% (a)	11/01/2025	1,153,081
4,546,000	Triton Container International Ltd	3.25%		03/15/2032	3,516,308
2,385,000	Triton Container International Ltd.	1.15	% (a)	06/07/2024	2,206,948
1,045,000	Triton Water Holdings, Inc.	6.25	% (a)	04/01/2029	839,595
1,180,000	Uber Technologies, Inc.	4.50	% (a)	08/15/2029	1,030,293
440,000	United Airlines, Inc.	4.38	% (a)	04/15/2026	408,595
1,255,000	United Airlines, Inc.	4.63	% (a)	04/15/2029	1,094,926
1,365,000	United Natural Foods, Inc.	6.75	% (a)	10/15/2028	1,313,717
2,645,000	UnitedHealth Group, Inc.	4.95%		05/15/2062	2,492,651
950,000	Uniti Group LP	6.50	% (a)	02/15/2029	631,152
1,000,000	Univision Communications, Inc.	4.50	% (a)	05/01/2029	838,135
1,020,000	US Foods, Inc.	4.75	% (a)	02/15/2029	906,882
980,000	USA Compression Partners LP	6.88%		09/01/2027	917,873
1,000,000	Verizon Communications, Inc.	3.15%		03/22/2030	884,162
2,420,000	Verizon Communications, Inc.	3.88%		03/01/2052	1,847,143
4,350,000	Viatris, Inc.	1.65%		06/22/2025	3,943,641
1,265,000	Victoria’s Secret Company	4.63	% (a)	07/15/2029	994,796
440,000	Viking Cruises Ltd.	13.00	% (a)	05/15/2025	464,920
3,150,000	Viking Cruises Ltd.	5.88	% (a)	09/15/2027	2,572,745
2,525,000	Virginia Electric and Power Company	3.75%		05/15/2027	2,413,661
475,000	Virtusa Corporation	7.13	% (a)	12/15/2028	362,673

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
7,643,000	VMware, Inc.	2.20%		08/15/2031	5,818,286
2,505,000	Vornado Realty LP	2.15%		06/01/2026	2,119,803
6,735,000	Warnermedia Holdings, Inc.	4.05	% (a)	03/15/2029	5,839,516
1,660,000	WASH Multifamily Acquisition, Inc.	5.75	% (a)	04/15/2026	1,566,467
292,000	Weatherford International Ltd.	11.00	% (a)	12/01/2024	298,942
755,000	Weatherford International Ltd.	6.50	% (a)	09/15/2028	741,214
940,000	Weatherford International Ltd.	8.63	% (a)	04/30/2030	904,368
5,375,000	Wells Fargo & Company (3 Month LIBOR USD + 1.17%)	3.20%		06/17/2027	4,992,372
5,720,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.98%)	4.81%		07/25/2028	5,596,125
6,085,000	Wells Fargo & Company (Secured Overnight Financing Rate 3 Month + 1.43%)	2.88%		10/30/2030	5,181,630
1,400,000	Western Midstream Operating LP	4.30%		02/01/2030	1,225,245
13,920,000	Western Union Company	2.75%		03/15/2031	10,571,325
365,000	Wheel Pros, Inc.	6.50	% (a)	05/15/2029	129,575
11,311,000	Willis North America, Inc.	4.50%		09/15/2028	10,681,247
2,835,000	Workday, Inc.	3.70%		04/01/2029	2,606,900
1,020,000	WR Grace Holdings LLC	5.63	% (a)	08/15/2029	825,965
10,922,000	WRKCo, Inc.	3.75%		03/15/2025	10,572,519
1,215,000	Wyndham Hotels & Resorts, Inc.	4.38	% (a)	08/15/2028	1,092,042
1,270,000	XHR LP	4.88	% (a)	06/01/2029	1,041,941
775,000	Zayo Group Holdings, Inc.	4.00	% (a)	03/01/2027	574,058
360,000	Zayo Group Holdings, Inc.	6.13	% (a)	03/01/2028	204,922

Total US Corporate Bonds (Cost $1,275,732,622)					1,084,153,669

US Government and Agency Mortgage Backed Obligations - 17.1%
276,691	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G01840	5.00%		07/01/2035	283,135
145,484	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G04817	5.00%		09/01/2038	148,611
5,705,797	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08537	3.00%		07/01/2043	5,203,483
3,097,743	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08622	3.00%		01/01/2045	2,797,748
2,991,403	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08686	3.00%		01/01/2046	2,690,006
11,072,025	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08701	3.00%		04/01/2046	9,921,427
722,623	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G08737	3.00%		12/01/2046	647,569
6,679,099	Federal Home Loan Mortgage Corporation Pass-Thru, Pool G61645	4.00%		10/01/2048	6,381,961
1,059,673	Federal Home Loan Mortgage Corporation Pass-Thru, Pool N70081	5.50%		07/01/2038	1,046,087
5,296,600	Federal Home Loan Mortgage Corporation Pass-Thru, Pool Q33789	3.50%		06/01/2045	4,945,430
12,387,507	Federal Home Loan Mortgage Corporation Pass-Thru, Pool QE7537	4.50%		08/01/2052	11,938,183
16,194,580	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0035	3.00%		04/01/2047	14,603,912
8,621,540	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD0699	2.00%		11/01/2050	7,162,459
64,989,270	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD7538	2.00%		04/01/2051	53,960,417
11,389,330	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8174	3.00%		10/01/2051	10,017,165
25,542,318	Federal Home Loan Mortgage Corporation Pass-Thru, Pool SD8221	3.50%		06/01/2052	23,236,512
880,234	Federal Home Loan Mortgage Corporation Pass-Thru, Pool T60854	3.50%		09/01/2042	798,074
143,106	Federal Home Loan Mortgage Corporation Pass-Thru, Pool U60299	4.00%		11/01/2040	136,898
3,978,134	Federal Home Loan Mortgage Corporation Pass-Thru, Pool V83144	4.00%		04/01/2047	3,807,912
11,719,515	Federal Home Loan Mortgage Corporation Pass-Thru, Pool ZT1827	3.00%		07/01/2047	10,493,875

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
32,792	Federal Home Loan Mortgage Corporation REMICS, Series 2692-SC (-2 x 1 Month LIBOR USD + 13.29%, 0.00% Floor, 13.29% Cap)	4.65	% (j)	07/15/2033	31,699
890,813	Federal Home Loan Mortgage Corporation REMICS, Series 2722-PS (-1 x 1 Month LIBOR USD + 9.89%, 0.00% Floor, 9.89% Cap)	5.09	% (j)	12/15/2033	883,402
39,404	Federal Home Loan Mortgage Corporation REMICS, Series 2750-ZT	5.00%		02/15/2034	39,520
88,914	Federal Home Loan Mortgage Corporation REMICS, Series 3002-SN (-1 x 1 Month LIBOR USD + 6.50%, 0.00% Floor, 6.50% Cap)	2.18	% (i)(j)	07/15/2035	6,249
42,516	Federal Home Loan Mortgage Corporation REMICS, Series 3045-DI (-1 x 1 Month LIBOR USD + 6.73%, 0.00% Floor, 6.73% Cap)	2.41	% (i)(j)	10/15/2035	3,554
138,532	Federal Home Loan Mortgage Corporation REMICS, Series 3116-Z	5.50%		02/15/2036	140,538
10,709	Federal Home Loan Mortgage Corporation REMICS, Series 3117-ZN	4.50%		02/15/2036	10,174
154,639	Federal Home Loan Mortgage Corporation REMICS, Series 3203-ZC	5.00%		07/15/2036	154,350
42,282	Federal Home Loan Mortgage Corporation REMICS, Series 3275-SC (-1 x 1 Month LIBOR USD + 6.08%, 0.00% Floor, 6.08% Cap)	1.76	% (i)(j)	02/15/2037	2,714
95,417	Federal Home Loan Mortgage Corporation REMICS, Series 3382-SB (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.68	% (i)(j)	11/15/2037	5,750
118,114	Federal Home Loan Mortgage Corporation REMICS, Series 3384-S (-1 x 1 Month LIBOR USD + 6.39%, 0.00% Floor, 6.39% Cap)	2.07	% (i)(j)	11/15/2037	6,622
71,201	Federal Home Loan Mortgage Corporation REMICS, Series 3417-SX (-1 x 1 Month LIBOR USD + 6.18%, 0.00% Floor, 6.18% Cap)	1.86	% (i)(j)	02/15/2038	4,724
17,586	Federal Home Loan Mortgage Corporation REMICS, Series 3423-GS (-1 x 1 Month LIBOR USD + 5.65%, 0.00% Floor, 5.65% Cap)	1.33	% (i)(j)	03/15/2038	917
17,586	Federal Home Loan Mortgage Corporation REMICS, Series 3423-SG (-1 x 1 Month LIBOR USD + 5.65%, 0.00% Floor, 5.65% Cap)	1.33	% (i)(j)	03/15/2038	884
63,919	Federal Home Loan Mortgage Corporation REMICS, Series 3524-LB	3.27	% (b)(i)(l)	06/15/2038	60,128
35,199	Federal Home Loan Mortgage Corporation REMICS, Series 3562-WS (-1 x 1 Month LIBOR USD + 4.95%, 0.00% Floor, 4.95% Cap)	0.63	% (i)(j)	08/15/2039	1,442
113,422	Federal Home Loan Mortgage Corporation REMICS, Series 3582-SA (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.68	% (i)(j)	10/15/2049	6,633
102,931	Federal Home Loan Mortgage Corporation REMICS, Series 3616-SG (-1 x 1 Month LIBOR USD + 6.35%, 0.00% Floor, 6.35% Cap)	2.03	% (i)(j)	03/15/2032	5,432
462,098	Federal Home Loan Mortgage Corporation REMICS, Series 3626-AZ	5.50%		08/15/2036	470,320
174,906	Federal Home Loan Mortgage Corporation REMICS, Series 3666-SC (-1 x 1 Month LIBOR USD + 5.77%, 0.00% Floor, 5.77% Cap)	1.45	% (i)(j)	05/15/2040	11,787
119,708	Federal Home Loan Mortgage Corporation REMICS, Series 3666-VZ	5.50%		08/15/2036	121,821
1,246,307	Federal Home Loan Mortgage Corporation REMICS, Series 3779-DZ	4.50%		12/15/2040	1,198,278
605,895	Federal Home Loan Mortgage Corporation REMICS, Series 3779-YA	3.50%		12/15/2030	584,561
162,797	Federal Home Loan Mortgage Corporation REMICS, Series 3786-SG (-2 x 1 Month LIBOR USD + 9.50%, 0.00% Floor, 9.50% Cap)	0.86	% (j)	01/15/2041	118,319
101,340	Federal Home Loan Mortgage Corporation REMICS, Series 3792-SE (-2 x 1 Month LIBOR USD + 9.86%, 0.00% Floor, 9.86% Cap)	1.22	% (j)	01/15/2041	71,400
471,417	Federal Home Loan Mortgage Corporation REMICS, Series 3806-CZ	5.50%		07/15/2034	477,864
391,387	Federal Home Loan Mortgage Corporation REMICS, Series 3808-DB	3.50%		02/15/2031	377,401

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
538,891	Federal Home Loan Mortgage Corporation REMICS, Series 3818-CZ	4.50%		03/15/2041	531,148
473,504	Federal Home Loan Mortgage Corporation REMICS, Series 3819-ZU	5.50%		07/15/2034	480,067
1,313,618	Federal Home Loan Mortgage Corporation REMICS, Series 3824-EY	3.50%		03/15/2031	1,266,547
251,282	Federal Home Loan Mortgage Corporation REMICS, Series 3828-SW (-3 x 1 Month LIBOR USD + 13.20%, 0.00% Floor, 13.20% Cap)	0.25	% (j)	02/15/2041	153,166
789,935	Federal Home Loan Mortgage Corporation REMICS, Series 3863-ZA	5.50%		08/15/2034	800,900
2,236,181	Federal Home Loan Mortgage Corporation REMICS, Series 3889-VZ	4.00%		07/15/2041	2,105,819
2,092,680	Federal Home Loan Mortgage Corporation REMICS, Series 3910-GZ	5.00%		08/15/2041	2,112,544
770,329	Federal Home Loan Mortgage Corporation REMICS, Series 3972-AZ	3.50%		12/15/2041	689,352
7,943,609	Federal Home Loan Mortgage Corporation REMICS, Series 4165-ZT	3.00	% (k)	02/15/2043	6,408,759
2,289,978	Federal Home Loan Mortgage Corporation REMICS, Series 4291-MS (-1 x 1 Month LIBOR USD + 5.90%, 0.00% Floor, 5.90% Cap)	1.58	% (i)(j)	01/15/2054	180,769
8,441,768	Federal Home Loan Mortgage Corporation REMICS, Series 4413-AZ	3.50%		11/15/2044	7,834,025
2,578,939	Federal Home Loan Mortgage Corporation REMICS, Series 4471-BA	3.00%		12/15/2041	2,496,469
12,021,865	Federal Home Loan Mortgage Corporation REMICS, Series 4471-GA	3.00%		02/15/2044	11,188,961
14,108,411	Federal Home Loan Mortgage Corporation REMICS, Series 4542-AC	2.70%		01/15/2045	13,017,205
34,934,000	Federal Home Loan Mortgage Corporation REMICS, Series 5138-HM	2.00%		04/25/2051	26,864,250
9,448,013	Federal Home Loan Mortgage Corporation REMICS, Series 5148-BZ	2.50	% (k)	10/25/2051	5,511,510
13,849,316	Federal Home Loan Mortgage Corporation REMICS, Series 5195-ZN	2.50	% (k)	02/25/2052	9,025,570
178,275	Federal Home Loan Mortgage Corporation REMICS, Series R003-ZA	5.50%		10/15/2035	181,474
53,595	Federal National Mortgage Association Pass-Thru, Pool 555743	5.00%		09/01/2033	54,781
44,094	Federal National Mortgage Association Pass-Thru, Pool 735382	5.00%		04/01/2035	45,071
373,563	Federal National Mortgage Association Pass-Thru, Pool 735383	5.00%		04/01/2035	381,837
184,813	Federal National Mortgage Association Pass-Thru, Pool 735402	5.00%		04/01/2035	188,907
253,837	Federal National Mortgage Association Pass-Thru, Pool 735484	5.00%		05/01/2035	259,460
58,975	Federal National Mortgage Association Pass-Thru, Pool 931104	5.00%		05/01/2039	59,356
315,014	Federal National Mortgage Association Pass-Thru, Pool 995203	5.00%		07/01/2035	316,549
276,315	Federal National Mortgage Association Pass-Thru, Pool AB2123	4.00%		01/01/2031	267,714
27,135	Federal National Mortgage Association Pass-Thru, Pool AB2370	4.50%		09/01/2035	26,011
5,806	Federal National Mortgage Association Pass-Thru, Pool AD2177	4.50%		06/01/2030	5,698
445,933	Federal National Mortgage Association Pass-Thru, Pool AH7309	4.00%		02/01/2031	432,065
4,584,837	Federal National Mortgage Association Pass-Thru, Pool AL9238	3.00%		10/01/2041	4,159,507
1,226,385	Federal National Mortgage Association Pass-Thru, Pool AL9445	3.00%		07/01/2031	1,174,520
6,558,716	Federal National Mortgage Association Pass-Thru, Pool AS4645	3.00%		03/01/2045	5,909,273

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
8,304,806	Federal National Mortgage Association Pass-Thru, Pool AS7661	3.00%		08/01/2046	7,364,186
3,705,686	Federal National Mortgage Association Pass-Thru, Pool AS7724	2.50%		08/01/2046	3,198,932
12,048,052	Federal National Mortgage Association Pass-Thru, Pool BC9081	3.00%		12/01/2046	10,796,394
8,392,284	Federal National Mortgage Association Pass-Thru, Pool BD8013	2.50%		09/01/2046	7,244,689
2,121,587	Federal National Mortgage Association Pass-Thru, Pool BM4094	3.00%		03/01/2043	1,932,841
12,337,047	Federal National Mortgage Association Pass-Thru, Pool BM6089	3.50%		12/01/2044	11,537,876
6,769,938	Federal National Mortgage Association Pass-Thru, Pool BN7712	2.50%		08/01/2034	6,240,337
7,549,966	Federal National Mortgage Association Pass-Thru, Pool CA3903	3.00%		07/01/2034	7,093,853
11,304,363	Federal National Mortgage Association Pass-Thru, Pool FM1000	3.00%		04/01/2047	10,095,348
33,667,496	Federal National Mortgage Association Pass-Thru, Pool FM2310	3.00%		01/01/2048	30,031,272
17,862,491	Federal National Mortgage Association Pass-Thru, Pool FM4575	2.50%		10/01/2050	15,421,553
11,244,444	Federal National Mortgage Association Pass-Thru, Pool FM6061	2.00%		02/01/2051	9,273,455
31,502,880	Federal National Mortgage Association Pass-Thru, Pool FM8214	4.00%		05/01/2049	30,037,356
7,404,204	Federal National Mortgage Association Pass-Thru, Pool FM8664	3.00%		10/01/2046	6,629,254
25,374,226	Federal National Mortgage Association Pass-Thru, Pool FM8972	4.00%		06/01/2049	24,258,270
6,040,500	Federal National Mortgage Association Pass-Thru, Pool FM9846	2.50%		12/01/2051	5,132,489
58,865,766	Federal National Mortgage Association Pass-Thru, Pool FM9993	3.50%		07/01/2051	54,103,578
41,427,977	Federal National Mortgage Association Pass-Thru, Pool FS0174	2.50%		01/01/2052	35,187,490
43,580,147	Federal National Mortgage Association Pass-Thru, Pool FS1472	3.50%		11/01/2050	40,013,682
199,832	Federal National Mortgage Association Pass-Thru, Pool MA0264	4.50%		12/01/2029	198,480
136,048	Federal National Mortgage Association Pass-Thru, Pool MA0353	4.50%		03/01/2030	135,127
4,618	Federal National Mortgage Association Pass-Thru, Pool MA0468	5.00%		07/01/2040	4,518
2,487,744	Federal National Mortgage Association Pass-Thru, Pool MA2151	3.50%		01/01/2045	2,251,791
1,116,190	Federal National Mortgage Association Pass-Thru, Pool MA2248	3.00%		04/01/2045	989,898
1,912,557	Federal National Mortgage Association Pass-Thru, Pool MA2621	3.50%		05/01/2046	1,731,099
4,073,976	Federal National Mortgage Association Pass-Thru, Pool MA2649	3.00%		06/01/2046	3,612,519
1,675,424	Federal National Mortgage Association Pass-Thru, Pool MA2711	3.00%		08/01/2046	1,485,652
10,848,016	Federal National Mortgage Association Pass-Thru, Pool MA2806	3.00%		11/01/2046	9,751,183
28,300,727	Federal National Mortgage Association Pass-Thru, Pool MA4237	2.00%		01/01/2051	23,167,150
72,101,323	Federal National Mortgage Association Pass-Thru, Pool MA4326	2.50%		05/01/2051	61,320,008
31,570,602	Federal National Mortgage Association Pass-Thru, Pool MA4709	5.00%		07/01/2052	31,163,601
943,877	Federal National Mortgage Association REMICS, Series 2005-20-QH	5.00%		03/25/2035	938,478
173,787	Federal National Mortgage Association REMICS, Series 2006-101-SA (-1 x 1 Month LIBOR USD + 6.58%, 0.00% Floor, 6.58% Cap)	2.19	% (i)(j)	10/25/2036	15,682
71,919	Federal National Mortgage Association REMICS, Series 2006-56-SM (-1 x 1 Month LIBOR USD + 6.75%, 0.00% Floor, 6.75% Cap)	2.36	% (i)(j)	07/25/2036	5,776
54,938	Federal National Mortgage Association REMICS, Series 2007-116-BI (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.86	% (i)(j)	05/25/2037	3,043
702,474	Federal National Mortgage Association REMICS, Series 2007-30-FS (-5 x 1 Month LIBOR USD + 29.83%, 0.00% Floor, 29.83% Cap)	9.50	% (j)	04/25/2037	703,252
273,145	Federal National Mortgage Association REMICS, Series 2007-30-OI (-1 x 1 Month LIBOR USD + 6.44%, 0.00% Floor, 6.44% Cap)	2.05	% (i)(j)	04/25/2037	23,111
41,670	Federal National Mortgage Association REMICS, Series 2008-29-ZA	4.50%		04/25/2038	40,740
15,037	Federal National Mortgage Association REMICS, Series 2008-62-SC (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (i)(j)	07/25/2038	803

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
173,722	Federal National Mortgage Association REMICS, Series 2009-111-EZ	5.00%		01/25/2040	171,354
5,252	Federal National Mortgage Association REMICS, Series 2009-111-SE (-1 x 1 Month LIBOR USD + 6.25%, 0.00% Floor, 6.25% Cap)	1.86	% (i)(j)	01/25/2040	477
28,245	Federal National Mortgage Association REMICS, Series 2009-16-MZ	5.00%		03/25/2029	27,983
25,196	Federal National Mortgage Association REMICS, Series 2009-48-WS (-1 x 1 Month LIBOR USD + 5.95%, 0.00% Floor, 5.95% Cap)	1.56	% (i)(j)	07/25/2039	1,798
57,380	Federal National Mortgage Association REMICS, Series 2009-62-PS (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.71	% (i)(j)	08/25/2039	2,081
465,251	Federal National Mortgage Association REMICS, Series 2009-77-ZA	4.50%		10/25/2039	454,799
123,584	Federal National Mortgage Association REMICS, Series 2009-83-Z	4.50%		10/25/2039	119,101
33,729	Federal National Mortgage Association REMICS, Series 2010-101-ZH	4.50%		07/25/2040	32,969
150,915	Federal National Mortgage Association REMICS, Series 2010-112-ZA	4.00%		10/25/2040	141,863
69,238	Federal National Mortgage Association REMICS, Series 2010-121-SD (-1 x 1 Month LIBOR USD + 4.50%, 0.00% Floor, 4.50% Cap)	0.11	% (i)(j)	10/25/2040	2,689
29,336	Federal National Mortgage Association REMICS, Series 2010-137-VS (-3 x 1 Month LIBOR USD + 15.00%, 0.00% Floor, 15.00% Cap)	2.64	% (j)	12/25/2040	25,591
21,187	Federal National Mortgage Association REMICS, Series 2010-31-SA (-1 x 1 Month LIBOR USD + 5.00%, 0.00% Floor, 5.00% Cap)	0.61	% (i)(j)	04/25/2040	714
13,716	Federal National Mortgage Association REMICS, Series 2010-34-PS (-1 x 1 Month LIBOR USD + 4.93%, 0.00% Floor, 4.93% Cap)	0.54	% (i)(j)	04/25/2040	675
84,796	Federal National Mortgage Association REMICS, Series 2010-35-SP (-1 x 1 Month LIBOR USD + 6.35%, 0.00% Floor, 6.35% Cap)	1.96	% (i)(j)	04/25/2050	8,008
5,390	Federal National Mortgage Association REMICS, Series 2010-35-SV (-1 x 1 Month LIBOR USD + 6.45%, 0.00% Floor, 6.45% Cap)	2.06	% (i)(j)	04/25/2040	130
568,933	Federal National Mortgage Association REMICS, Series 2010-37-MY	4.50%		04/25/2040	525,648
114,357	Federal National Mortgage Association REMICS, Series 2010-59-SC (-1 x 1 Month LIBOR USD + 5.00%, 0.00% Floor, 5.00% Cap)	0.61	% (i)(j)	01/25/2040	5,601
196,577	Federal National Mortgage Association REMICS, Series 2010-60-VZ	5.00%		10/25/2039	197,923
88,577	Federal National Mortgage Association REMICS, Series 2010-64-EZ	5.00%		06/25/2040	88,195
124,945	Federal National Mortgage Association REMICS, Series 2010-7-PE	5.00%		02/25/2040	118,261
41,477	Federal National Mortgage Association REMICS, Series 2010-90-GS (-1 x 1 Month LIBOR USD + 6.00%, 0.00% Floor, 6.00% Cap)	1.61	% (i)(j)	08/25/2040	2,825
27,668	Federal National Mortgage Association REMICS, Series 2010-99-SG (-5 x 1 Month LIBOR USD + 25.00%, 0.00% Floor, 25.00% Cap)	4.40	% (j)	09/25/2040	28,976
1,228,176	Federal National Mortgage Association REMICS, Series 2011-141-PZ	4.00%		01/25/2042	1,170,926
284,886	Federal National Mortgage Association REMICS, Series 2011-25-KY	3.00%		04/25/2026	276,680
371,116	Federal National Mortgage Association REMICS, Series 2011-29-AL	3.50%		04/25/2031	357,409
507,057	Federal National Mortgage Association REMICS, Series 2011-59-MA	4.50%		07/25/2041	490,902
17,869,281	Federal National Mortgage Association REMICS, Series 2013-6-ZB	3.00	% (k)	02/25/2043	15,522,103

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
5,702,993	Federal National Mortgage Association REMICS, Series 2017-46-ZL	3.50	% (k)	06/25/2057	4,573,860
911,301	Federal National Mortgage Association REMICS, Series 2017-86-MA	3.00%		04/25/2046	855,727
10,831,290	Federal National Mortgage Association REMICS, Series 2018-21-IO	3.00	% (i)	04/25/2048	1,685,542
17,041,222	Federal National Mortgage Association REMICS, Series 2018-21-PO	0.00	% (l)	04/25/2048	12,938,469
8,686,815	Federal National Mortgage Association REMICS, Series 2018-35-IO	3.00	% (i)	05/25/2048	1,503,610
33,324,841	Federal National Mortgage Association REMICS, Series 2018-35-PO	0.00	% (l)	05/25/2048	23,909,964
32,588,048	Federal National Mortgage Association REMICS, Series 2020-49-ZD	2.00	% (k)	07/25/2050	20,050,904
8,381,856	Federal National Mortgage Association REMICS, Series 2020-63-DZ	2.00	% (k)	09/25/2050	5,270,314
18,569,139	Federal National Mortgage Association REMICS, Series 2021-48-NS (-1 x Secured Overnight Financing Rate 30 Day Average + 3.65%, 0.00% Floor, 3.65% Cap)	0.00	% (i)(j)	08/25/2051	489,161
9,403,265	Federal National Mortgage Association REMICS, Series 2022-12-MZ	3.00	% (k)	03/25/2052	6,470,948
25,565,235	Federal National Mortgage Association REMICS, Series 2022-28-Z	2.50	% (k)	02/25/2052	18,316,287
15,050,738	Federal National Mortgage Association REMICS, Series 2022-31-GZ	2.00	% (k)	03/25/2052	10,252,792
66,567,938	Federal National Mortgage Association REMICS, Series 2022-3-ZW	2.00	% (k)	02/25/2052	37,761,881
22,936,532	Federal National Mortgage Association REMICS, Series 2022-40-AZ	2.00	% (k)	08/25/2050	14,938,564
17,450,500	Federal National Mortgage Association, Pool BL2643	3.39%		07/01/2034	15,527,255
39,950,000	Federal National Mortgage Association, Pool BL4421	2.14%		10/01/2029	34,729,698
25,972,000	Federal National Mortgage Association, Pool BL4424	2.14%		10/01/2029	22,578,215
28,707,000	Federal National Mortgage Association, Pool BL4425	2.14%		10/01/2029	24,955,830
32,930,000	Federal National Mortgage Association, Pool BL4592	2.28%		11/01/2029	28,717,777
18,090,000	Federal National Mortgage Association, Pool BL5484	2.26%		01/01/2030	15,711,308
4,900,000	Federal National Mortgage Association, Pool BL9284	2.23%		12/01/2050	3,354,550
36,599,790	Federal National Mortgage Association, Pool BS4941	2.46%		04/01/2032	31,027,961
144,879	Federal National Mortgage Association, Series 2003-W17-1A7	5.75%		08/25/2033	146,642
106,464	Federal National Mortgage Association, Series 400-S4 (-1 x 1 Month LIBOR USD + 5.45%, 0.00% Floor, 5.45% Cap)	1.06	% (i)(j)	11/25/2039	6,636
7,904,772	Federal Seasoned Credit Risk Transfer Trust, Series 2018-2-HV	3.00	% (b)	11/25/2057	7,051,185
14,589,184	Federal Seasoned Credit Risk Transfer Trust, Series 2019-4-M55D	4.00%		02/25/2059	13,884,348
96,502	Government National Mortgage Association, Series 2003-67-SP (-1 x 1 Month LIBOR USD + 7.10%, 0.00% Floor, 7.10% Cap)	2.75	% (i)(j)	08/20/2033	4,250
49,668	Government National Mortgage Association, Series 2008-82-SM (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.70	% (i)(j)	09/20/2038	1,296
662,585	Government National Mortgage Association, Series 2009-32-ZE	4.50%		05/16/2039	651,170
714,698	Government National Mortgage Association, Series 2009-35-DZ	4.50%		05/20/2039	700,878
699,852	Government National Mortgage Association, Series 2009-75-GZ	4.50%		09/20/2039	686,931
906,956	Government National Mortgage Association, Series 2009-75-HZ	5.00%		09/20/2039	906,749
2,329,537	Government National Mortgage Association, Series 2010-113-SM (-1 x 1 Month LIBOR USD + 6.05%, 0.00% Floor, 6.05% Cap)	1.70	% (i)(j)	09/20/2040	226,729

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
97,299	Government National Mortgage Association, Series 2010-25-ZB	4.50	% (k)	02/16/2040	95,757
1,198,931	Government National Mortgage Association, Series 2011-45-GZ	4.50%		03/20/2041	1,150,597
4,007,242	Government National Mortgage Association, Series 2011-71-ZA	4.50%		02/20/2041	3,924,710
2,670,005	Government National Mortgage Association, Series 2013-117-MS (-1 x 1 Month LIBOR USD + 6.15%, 0.00% Floor, 6.15% Cap)	1.80	% (i)(j)	02/20/2043	118,814
2,116,630	Government National Mortgage Association, Series 2013-122-SB (-1 x 1 Month LIBOR USD + 6.10%, 0.00% Floor, 6.10% Cap)	1.77	% (i)(j)	08/16/2043	192,375
3,110,923	Government National Mortgage Association, Series 2014-102-TS (-1 x 1 Month LIBOR USD + 5.60%, 0.00% Floor, 5.60% Cap)	1.25	% (i)(j)	07/20/2044	245,719
2,643,936	Government National Mortgage Association, Series 2014-118-PS (-1 x 1 Month LIBOR USD + 6.20%, 0.00% Floor, 6.20% Cap)	1.85	% (i)(j)	08/20/2044	282,226
2,313,444	Government National Mortgage Association, Series 2014-118-SA (-1 x 1 Month LIBOR USD + 6.20%, 0.00% Floor, 6.20% Cap)	1.85	% (i)(j)	08/20/2044	246,948
17,415,399	Government National Mortgage Association, Series 2020-61-IA	3.00	% (i)	05/20/2050	2,523,453
12,447,316	Government National Mortgage Association, Series 2021-117-ID	3.50	% (i)	06/20/2051	1,386,576
26,971,508	Government National Mortgage Association, Series 2021-155-UI	4.50	% (i)	09/20/2051	4,761,466
20,145,157	Government National Mortgage Association, Series 2021-214-IG	2.50	% (i)	12/20/2051	2,933,493
17,170,749	Government National Mortgage Association, Series 2022-83-GZ	3.00	% (k)	05/20/2052	13,164,384
46,021,663	Government National Mortgage Association Pass-Thru, Pool 785662	2.50%		10/20/2051	38,904,456
29,651,269	Government National Mortgage Association Pass-Thru, Pool 785713	2.50%		10/20/2051	25,212,647
13,715,795	Government National Mortgage Association Pass-Thru, Pool 785764	2.50%		11/20/2051	11,664,412

Total US Government and Agency Mortgage Backed Obligations (Cost $1,421,995,972)					1,218,752,542

US Government and Agency Obligations - 19.2%
25,700,000	United States Treasury Notes	0.25%		09/30/2023	24,846,572
6,750,000	United States Treasury Notes	3.00%		06/30/2024	6,589,160
158,100,000	United States Treasury Notes	3.25%		08/31/2024	154,820,660
7,500,000	United States Treasury Notes	3.00%		07/15/2025	7,265,625
7,300,000	United States Treasury Notes	3.13%		08/15/2025	7,088,414
205,300,000	United States Treasury Notes	4.50%		11/15/2025	206,567,087
6,650,000	United States Treasury Notes	3.25%		06/30/2027	6,432,316
4,200,000	United States Treasury Notes	2.75%		07/31/2027	3,974,250
3,600,000	United States Treasury Notes	4.13%		09/30/2027	3,613,781
130,400,000	United States Treasury Notes	4.13%		10/31/2027	130,889,000
56,200,000	United States Treasury Notes	1.25%		03/31/2028	48,858,875
5,200,000	United States Treasury Notes	3.25%		06/30/2029	4,977,375
155,250,000	United States Treasury Notes	2.63%		07/31/2029	142,990,709
5,500,000	United States Treasury Notes	0.00%		12/31/2029	5,485,821
134,400,000	United States Treasury Notes	2.88%		05/15/2032	123,900,000
61,100,000	United States Treasury Notes	4.13%		11/15/2032	62,364,961
57,400,000	United States Treasury Notes	2.25%		05/15/2041	43,182,289
79,500,000	United States Treasury Notes	3.25%		05/15/2042	69,736,406
5,600,000	United States Treasury Notes	4.00%		11/15/2042	5,484,500
415,000,000	United States Treasury Notes	1.25%		05/15/2050	223,492,091
46,800,000	United States Treasury Notes	2.88%		05/15/2052	37,513,125
54,000,000	United States Treasury Notes	3.00%		08/15/2052	44,507,813

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
6,700,000	United States Treasury Notes	4.00%		11/15/2052	6,711,516

Total US Government and Agency Obligations (Cost $1,444,195,499)					1,371,292,346

Affiliated Mutual Funds - 6.3%
11,446,899	DoubleLine Global Bond Fund (Class I) (m)				94,436,918
36,335,486	DoubleLine Infrastructure Income Fund (Class I)				320,115,632
5,000,000	DoubleLine Long Duration Total Return Bond Fund (Class I)				33,950,000

Total Affiliated Mutual Funds (Cost $526,627,597)					448,502,550

Common Stocks - 0.0% (o)
4,329	Bright Bidco B.V. (c)(m)				80,628
15,497	CWT Travel Holdings, Inc. (c)(m)				104,605
70,094	Foresight Equity (c)(m)				838,319
105,327	Frontera Energy Corporation (m)				960,419
620	Frontera Holdings LLC (c)(m)				9
6,306	Gulfport Energy Corporation (m)				464,374
14,821	Intelsat Emergence S.A. (c)(m)				355,704

Total Common Stocks (Cost $12,166,700)					2,804,058

Escrow Notes - 0.0% (o)
1,585,000	GCB Intelsat Jackson (c)(m)				—
1,695,000	Gulfport Energy Corporation (m)				3,187

Total Escrow Notes (Cost $0)					3,187

Rights - 0.0% (o)
1,552	Intelsat Jackson Holdings Ltd. - Series A (c)(m)				11,640
1,552	Intelsat Jackson Holdings Ltd. - Series B (c)(m)				10,476

Total Rights (Cost $-)					22,116

Warrants - 0.0% (o)
31,063	Avation PLC, Expiration 10/21/2026, Strike Price GBP 0.54 (m)				11,266
995,158	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00 (c)(m)				—

Total Warrants (Cost $-)					11,266

Short Term Investments - 1.1%
16,170,985	First American Government Obligations Fund - Class U	4.10	% (n)		16,170,985
16,170,985	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	4.11	% (n)		16,170,985
16,170,985	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	4.11	% (n)		16,170,985
23,000,000	United States Treasury Bills	0.00%		02/21/2023	22,870,035
5,350,000	United States Treasury Bills	0.00%		04/20/2023	5,280,328

Total Short Term Investments (Cost $76,689,654)					76,663,318

Total Investments - 98.6% (Cost $8,134,171,257)					7,030,689,450
Other Assets in Excess of Liabilities - 1.4%					96,417,124

NET ASSETS - 100.0%					$7,127,106,574

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Value determined using significant unobservable inputs.

(d)

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(h)	Perpetual maturity. The date disclosed is the next call date of the security.

(i)	Interest only security

(j)

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(k)

This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.

(l)	Principal only security

(m)	Non-income producing security

(n)	Seven-day yield as of period end

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

BRL	Brazilian Real

GBP	British Pound

SECURITY TYPE BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.2%
US Government and Agency Mortgage Backed Obligations	17.1%
US Corporate Bonds	15.2%
Non-Agency Residential Collateralized Mortgage Obligations	12.4%
Non-Agency Commercial Mortgage Backed Obligations	6.5%
Foreign Corporate Bonds	6.4%
Affiliated Mutual Funds	6.3%
Collateralized Loan Obligations	4.6%
Asset Backed Obligations	4.1%
Bank Loans	3.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.7%
Short Term Investments	1.1%
Municipal Bonds	0.1%
Common Stocks	0.0%	(o)
Rights	0.0%	(o)
Warrants	0.0%	(o)
Escrow Notes	0.0%	(o)
Other Assets and Liabilities	1.4%

	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

US Government and Agency Obligations	19.2%
US Government and Agency Mortgage Backed Obligations	17.1%
Non-Agency Residential Collateralized Mortgage Obligations	12.4%
Non-Agency Commercial Mortgage Backed Obligations	6.5%
Affiliated Mutual Funds	6.3%
Banking	4.8%
Collateralized Loan Obligations	4.6%
Asset Backed Obligations	4.1%
Energy	2.4%
Utilities	2.0%
Technology	1.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.7%
Short Term Investments	1.1%
Telecommunications	1.1%
Media	1.0%
Healthcare	1.0%
Insurance	0.9%
Retailers (other than Food/Drug)	0.9%
Transportation	0.8%
Food Products	0.7%
Finance	0.7%
Electronics/Electric	0.6%
Automotive	0.6%
Aerospace & Defense	0.6%
Chemicals/Plastics	0.5%
Mining	0.5%
Business Equipment and Services	0.5%
Hotels/Motels/Inns and Casinos	0.4%
Commercial Services	0.4%
Pharmaceuticals	0.4%
Real Estate	0.4%
Diversified Manufacturing	0.4%
Pulp & Paper	0.3%
Leisure	0.3%
Containers and Glass Products	0.2%
Industrial Equipment	0.2%
Beverage and Tobacco	0.2%
Building and Development (including Steel/Metals)	0.2%
Food Service	0.2%
Construction	0.2%
Financial Intermediaries	0.1%
Chemical Products	0.1%
Municipal Bonds	0.1%
Cosmetics/Toiletries	0.1%
Consumer Products	0.1%
Environmental Control	0.0%	(o)
Food/Drug Retailers	0.0%	(o)
Other Assets and Liabilities	1.4%

	100.0%

(o)	Represents less than 0.05% of net assets

FUTURES CONTRACTS

Description	Long/Short	Contract Quantity	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)/ Value
10-Year US Treasury Ultra Note Future	Long	1,550	03/22/2023	183,335,938	$(1,158,907)
US Treasury Ultra Long Bond Future	Long	1,365	03/22/2023	183,336,563	(1,853,238)

					$(3,012,145)

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

A summary of the DoubleLine Core Fixed Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2022 is as follows:

Fund	Value at March 31, 2022	Gross Purchases	Gross Sales	Shares Held at December 31, 2022	Value at December 31, 2022	Change in Unrealized for the Period Ended December 31, 2022	Dividend Income Earned for the Period Ended December 31, 2022	Net Realized Gain (Loss) for the Period Ended December 31, 2022
DoubleLine Infrastructure Income Fund (Class I)	$441,672,848	$—	$(86,100,000)	36,335,486	$320,115,632	$(25,734,140)	$7,755,439	$(9,723,076)
DoubleLine Global Bond Fund (Class I)	208,481,214	—	(102,100,000)	11,446,899	94,436,918	(4,624,724)	—	(7,319,572)
DoubleLine Long Duration Total Return Bond Fund (Class I)	44,200,000	—	—	5,000,000	33,950,000	(10,250,000)	847,258	—

	$694,354,062	$—	$(188,200,000)	52,782,385	$448,502,550	$(40,608,864)	$8,602,697	$(17,042,648)

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and, collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by a Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2022:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Short Term Investments	$116,605,968	$48,512,955	$18,125,987	$3,318,807	$24,544,755	$19,740,772
Affiliated Mutual Funds	—	448,502,550	—	3,881,405	—	—
Common Stocks	—	1,424,793	1,617,312	—	632,264	—
Warrants	—	11,266	—	—	—	—
Exchange Traded Funds	—	—	—	2,319,023	—	—
Real Estate Investment Trusts	—	—	—	649,550	—	—
Total Level 1	116,605,969	498,451,564	19,743,299	10,168,785	25,177,019	19,740,772
Level 2
US Government and Agency Mortgage Backed Obligations	14,458,512,397	1,218,752,542	—	1,674,455	137,509,506	—
Non-Agency Residential Collateralized Mortgage Obligations	9,039,586,085	886,366,196	—	4,372,872	830,325,251	—
Non-Agency Commercial Mortgage Backed Obligations	2,979,940,584	464,106,102	—	—	845,079,852	1,362,534
US Government and Agency Obligations	2,654,009,112	1,371,292,346	—	—	1,166,025,790	—
Asset Backed Obligations	1,529,938,005	286,330,803	—	—	337,032,966	—
Collateralized Loan Obligations	1,222,234,925	324,625,697	—	—	1,012,764,366	3,057,119
US Corporate Bonds	—	1,084,153,669	—	—	342,675,076	9,775,560
Foreign Corporate Bonds	—	456,561,144	377,302,033	—	598,993,442	612,227
Bank Loans	—	276,765,038	—	—	313,871,021	218,910,535
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	120,102,505	165,738,428	—	53,876,644	—
Short Term Investments	—	28,150,363	—	4,602,283	185,365,983	—
Municipal Bonds	—	5,555,939	—	—	—	—
Escrow Notes	—	3,187	—	—	—	—
Total Level 2	31,884,221,108	6,522,765,531	543,040,461	10,649,610	5,823,519,897	233,717,975
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	142,980,737	783,811	—	—	—	—
Asset Backed Obligations	57,361,634	6,796,039	—	—	—	—
Common Stocks	—	1,379,265	—	—	—	739,519
Bank Loans	—	491,124	—	—	—	393,283
Rights	—	22,116	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—
Collateralized Loan Obligations	—	—	—	92,090	—	—
Total Level 3	200,342,371	9,472,355	—	92,090	—	1,132,802
Total	$32,201,169,447	$7,030,689,450	$562,783,760	$20,910,485	$5,848,696,916	$254,591,549

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Other Financial Instruments
Level 1
Futures Contracts	$(28,266,221)	$(3,012,145)	$—	$(142,497)	$—	$—
Total Level 1	(28,266,221)	(3,012,145)	—	(142,497)	—	—
Level 2
Excess Return Swaps	—	—	—	187,043	—	—
Unfunded Loan Commitments	—	(225,330)	—	—	—	(216,153)
Total Level 2	—	(225,330)	—	187,043	—	(216,153)
Level 3	—	—	—	—	—	—
Total	$(28,266,221)	$(3,237,475)	$—	$44,546	$—	$(216,153)

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Short Term Investments	$51,035,424	$43,231,152	$11,533,492	$249,067	$6,388,725	$4,934,506
Common Stocks	—	39,410	150,391	—	—	—
Warrants	—	1,270	—	—	—	—
Total Level 1	51,035,424	43,271,832	11,683,883	249,067	6,388,725	4,934,506
Level 2
Collateralized Loan Obligations	973,389,205	188,005,486	—	—	—	—
US Government and Agency Obligations	798,388,051	44,475,586	—	10,964,836	—	43,716,741
Non-Agency Residential Collateralized Mortgage Obligations	620,981,275	175,041,055	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	569,535,021	124,818,905	—	—	—	—
Asset Backed Obligations	327,872,413	40,325,949	—	—	—	—
Bank Loans	345,656,151	80,782,072	—	—	—	—
Foreign Corporate Bonds	324,985,725	67,150,251	200,850,119	—	—	—
US Corporate Bonds	280,017,465	43,896,416	—	—	—	—
US Government and Agency Mortgage Backed Obligations	108,830,065	76,241,250	—	32,551,388	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	18,673,996	24,785,640	31,982,822	—	—	70,269,527
Short Term Investments	126,875,634	47,063,033	—	—	200,044,406	—
Excrow Notes	—	752	—	—	—	—
Total Level 2	4,495,205,001	912,586,395	232,832,941	43,516,224	200,044,406	113,986,268
Level 3
Non-Agency Commercial Mortgage Backed Obligations	5,206,574	987,716	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,920,254	7,167,239	—	—	—	—
Common Stocks	703,130	304,112	—	—	—	—
Asset Backed Obligations	—	12,496,159	—	—	—	—
Bank Loans	—	107,387	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Rights	$—	$5,301	$—	$—	$—	$—
Foreign Corporate Bonds	—	—	—	—	—	—
Warrants	—	—	—	—	—	—
Escrow Notes	—	—	—	—	—	—
Total Level 3	7,829,958	21,067,914	—	—	—	—
Total	$4,554,070,383	$976,926,141	$244,516,824	$43,765,291	$206,433,131	$118,920,774
Other Financial Instruments
Level 1
Futures Contracts	$—	$—	$—	$(126,668)	$—	$—
Total Level 1	—	—	—	(126,668)	—	—
Level 2
Excess Return Swaps	(398,242,756)	—	—	—	(1,021,857)	—
Forward Currency Exchange Contracts	—	—	—	—	—	(139,760)
Unfunded Loan Commitments	—	(80,056)	—	—	—	—
Total Level 2	(398,242,756)	(80,056)	—	—	(1,021,857)	(139,760)
Level 3	—	—	—	—	—	—
Total	$(398,242,756)	$(80,056)	$—	$(126,668)	$(1,021,857)	$(139,760)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Short Term Investments	$12,198,729	$4,048,938	$1,705,032	$668,110	$6,676,975	$265,518
Affiliated Mutual Funds	—	3,887,539	—	—	—	9,699,012
Total Level 1	12,198,729	7,936,477	1,705,032	668,110	6,676,975	9,964,530
Level 2
Asset Backed Obligations	158,701,696	2,477,234	—	—	1,090,630	—
US Corporate Bonds	144,623,257	3,501,088	2,573,029	—	—	—
Foreign Corporate Bonds	53,279,187	3,147,643	524,972	1,215,732	—	—
Collateralized Loan Obligations	—	8,706,412	1,448,904	—	10,529,910	—
Short Term Investments	—	6,865,377	2,029,128	—	—	2,515,679
Non-Agency Residential Collateralized Mortgage Obligations	—	6,787,634	—	—	10,814,693	—
US Government and Agency Obligations	—	6,715,565	1,595,988	—	2,637,344	2,270,678
Non-Agency Commercial Mortgage Backed Obligations	—	5,496,313	1,615,962	—	10,163,543	—
US Government and Agency Mortgage Backed Obligations	—	1,165,168	—	—	2,596,797	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	167,586	—	7,047,156	—	—
Total Level 2	356,604,140	45,030,020	9,787,983	8,262,888	37,832,917	4,786,357

Category	DoubleLine Infrastructure Income Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund	DoubleLine Multi-Asset Trend Fund (Consolidated)
Level 3
Foreign Corporate Bonds	$2,064,521	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	5,247,789	—
Total Level 3	2,064,521	—	—	—	5,247,789	—
Total	$370,867,390	$52,966,497	$11,493,015	$8,930,998	$49,757,681	$14,750,887
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—
Level 2
Excess Return Swaps	—	(1,991,065)	(1,805,133)	—	—	(1,065,319)
Forward Currency Exchange Contracts	—	(1,928,862)	—	—	—	—
Total Level 2	—	(3,919,927)	(1,805,133)	—	—	—
Level 3	—	—	—	—	—	—
Total	$—	$(3,919,927)	$(1,805,133)	$—	$—	$(1,065,319)

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$18,148,394	$(404,145)	$(4,322,802)	$—	$806,374	$(1,731,662)	$—	$—	$12,496,159	$(4,202,443)
Non-Agency Residential Collateralized Mortgage Obligations	8,647,146	104,644	(550,093)	92,976	—	(1,127,434)	—	—	7,167,239	(477,814)
Non-Agency Commercial Mortgage Backed Obligations	1,134,911	2,554	(67,801)	6,622	—	(88,570)	—	—	987,716	(81,594)
Common Stocks	502,597	(2,247)	(244,498)	—	54,043	(5,783)	—	—	304,112	(207,675)
Bank Loans	108,383	334	(3,603)	3,269	—	(996)	—	—	107,387	(3,250)
Rights	—	—	5,301	—	—	—	—	—	5,301	5,301
Collateralized Loan Obligations	73,653	—	(18,385)	841	11,955	—	—	(68,064)	—	—
Warrants	1,287	—	(17)	—	—	—	—	(1,270)	—	—
Escrow Notes	—	—	—	—	—	—	—	—	—	—
Foreign Corporate Bonds	—	—	—	—	—	—	—	—	—	—

Total	$28,616,371	$(298,860)	$(5,201,898)	$103,708	$872,372	$(2,954,445)	$—	$(69,334)	$21,067,914	$(4,972,793)

DoubleLine Income Fund	Fair Value as of 3/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2022	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2022(c)
Investments in Securities
Asset Backed Obligations	$7,811,068	$(131,791)	$(2,084,252)	$(819)	$307,518	$(653,935)	$—	$—	$5,247,789	$(2,003,287)
Non-Agency Commercial Mortgage Backed Obligations	1,157,833	(97,758)	149,266	5,659	—	(1,215,000)	—	—	—	—

Total	$8,968,901	$(229,549)	$(1,934,986)	$4,840	$307,518	$(1,868,935)	$—	$—	$5,247,789	$(2,003,287)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2022 may be due to a security that was not held or categorized as Level 3 at either period end.

(a)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$12,496,159	Market Comparables	Market Quotes	$45.42 - $84.55 ($61.34)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$7,167,239	Market Comparables	Market Quotes	$91.47 ($91.47)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$987,716	Market Comparables	Market Quotes	$75.63 ($75.63)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$304,112	Market Comparables	Market Quotes	$0.02 - $24.00 ($15.54)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$107,387	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Rights	$5,301	Intrinsic Value	Asset Sale Proceeds	$6.75 - $7.50 ($7.14)	Significant changes in asset sale proceeds would have resulted in direct changes in fair value of the security
Warrants	$—	Intrinsic Value	Underlying Equity Price	$0.00 ($0.00)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Escrow Notes	$—	Income Approach	Expected Value	$0.00 ($0.00)	Significant changes in the expected value would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Market Comparables	EBITDA Multiples	$0.00 ($0.00)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/30/2022	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$5,247,789	Market Comparables	Market Quotes	$32.33 - $5.533.79 ($1,241.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.